UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/17

Date of reporting period: 9/30/17

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2017

Please Save the Date for Your 2018 Shareholder Meeting Thursday, April 19, 2018 The Olmstead, Louisville Details will be available on our website: www.aquilafunds.com

ii | Aquila Churchill Tax-Free Fund of Kentucky

Aquila Churchill Tax-Free Fund of Kentucky “Keeping Your Portfolio In Line With Your Investment Goals” Serving Kentucky investors since 1987

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

     The desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances.

     For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

Investment A	$500	50%
Investment B	$500	50%

      Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$550	52%
Investment B	$500	48%

NOT A PART OF THE SEMI-ANNUAL REPORT

     Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

      Thank you for your continued inclusion of Aquila Churchill Tax-Free Fund of Kentucky as part of your portfolio of investments.

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

NOT A PART OF THE SEMI-ANNUAL REPORT

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (4.0%)	and Fitch	Value

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$344,428
	Lexington-Fayette Urban County,
	Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,916,872
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	626,829
	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	420,416
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	679,449
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	901,558
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	927,107
	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/NR/NR	658,653
635,000	4.000%, 06/01/26	Aa2/NR/NR	677,520
660,000	4.000%, 06/01/27	Aa2/NR/NR	702,035
	Total General Obligation Bonds		9,854,867

	Revenue Bonds (79.7%)
	State Agency (22.5%)
	Kentucky Asset & Liability
	Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,103,240
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,363,100
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,367,040
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,179,990
	Kentucky Economic Development
	Finance Authority Louisville
	Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,534,500
	Kentucky Higher Education
	Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,600,776
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	453,384
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	687,462
615,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	618,469
1,000,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	1,004,040

 1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (continued)
	Kentucky Rural Water Finance Corp.
$355,000	4.600%, 02/01/25 NR/A+/NR		$358,671
205,000	4.250%, 08/01/19 NPFG Insured	A3/A+/NR	205,383
210,000	4.250%, 08/01/20 NPFG Insured	A3/A+/NR	210,388
200,000	4.375%, 08/01/22 NPFG Insured	A3/A+/NR	200,382
240,000	4.500%, 08/01/23 NPFG Insured	A3/A+/NR	240,482
255,000	4.500%, 08/01/24 NPFG Insured	A3/A+/NR	255,513
290,000	4.500%, 08/01/27 NPFG Insured	A3/A+/NR	290,577
245,000	4.600%, 08/01/28 NPFG Insured	A3/A+/NR	245,495
315,000	4.625%, 08/01/29 NPFG Insured	A3/A+/NR	315,633
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	391,624
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	317,133
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	464,732
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	478,845
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	492,644
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	517,278
	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,850,724
	Kentucky State Property and
	Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A/A+	1,158,270
625,000	4.000%, 04/01/26 Project 105	A2/A/A+	671,850
655,000	4.000%, 04/01/27 Project 105	A2/A/A+	700,280
1,500,000	5.000%, 10/01/29 Project 106	A1/A/A+	1,721,955
770,000	5.000%, 08/01/23 Project 108	A1/A/A+	895,533
3,000,000	5.000%, 08/01/33 Project 108	A1/A/A+	3,386,670
5,000,000	5.000%, 08/01/32 Project 110	A1/A/A+	5,670,450
2,040,000	5.000%, 11/01/27 Project 112	A1/A/A+	2,393,940
1,425,000	5.000%, 11/01/28 Project 112	A1/A/A+	1,662,305
2,500,000	5.000%, 02/01/31 Project 112	A1/A/A+	2,854,050
845,000	3.000%, 04/01/20 Project 113	A1/A/A+	876,764
875,000	3.000%, 04/01/21 Project 113	A2/A/A+	915,556
895,000	3.000%, 04/01/22 Project 113	A2/A/A+	938,399
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,090,764
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,594,696
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,491,448
1,000,000	5.000%, 04/01/23 Project 115	A1/A/A+	1,155,930
1,000,000	5.000%, 04/01/29 Project 115	A1/A/A+	1,173,200
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,325,380

 2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (continued)
	Kentucky State Property and
	Buildings Commission (continued)
$500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	$564,480
320,000	5.250%, 02/01/28 AGC Insured	A2/A/A+	335,840
340,000	5.000%, 02/01/29 AGC Insured	NR/AA/NR	355,487
	Total State Agency		54,680,752

	Airports (6.0%)
	Lexington-Fayette Urban County
	Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,727,838
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	443,516
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,494,328
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	829,118
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	285,137
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	301,172
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	327,876
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	359,921
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	397,273
	Louisville, Kentucky Regional
	Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,402,918
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,675,819
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,295,292
	Total Airports		14,540,208

	Higher Education (7.0%)
	Boyle County, Kentucky College
	Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,446,613
1,000,000	5.000%, 06/01/29	A3/A/NR	1,184,130
	Eastern Kentucky University
	General Receipts
1,250,000	4.000%, 10/01/27	A1/A/NR	1,330,162
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	958,844

 3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Kentucky Bond Development Corp.
	Industrial Building Revenue
	Refunding, City of Paris
	(Transylvania University Project)
$380,000	3.000%, 03/01/20 Series D	NR/A-/NR	$393,171
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	407,920
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	416,752
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,497,336
	Morehead State University, Kentucky
	General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,164,690
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,077,810
	Murray State University Project,
	Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,052,594
	Northern Kentucky University
	General Receipts
1,095,000	4.000%, 09/01/21 Series B	A1/NR/NR	1,197,284
1,190,000	4.000%, 09/01/22 Series B	A1/NR/NR	1,313,689
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A1/AA-/NR	1,120,310
	Western Kentucky University
	General Receipts
485,000	4.000%, 09/01/29 Series B AGMC
	Insured	A1/AA/NR	528,611
	Total Higher Education		17,089,916

	Hospital (14.2%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,139,520
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	2,707,050
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB/A-	829,126
2,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB/A-	2,059,379

 4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Hardin County, Kentucky, Hardin
	Memorial Hospital
$735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	$851,336
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	795,379
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	579,705
	Kentucky Bond Development Corp.
	Hospital Facilities Revenue Refunding
	(St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	1,922,021
	Kentucky Economic Development
	Finance Authority, Baptist
	Healthcare System
4,795,000	5.375%, 08/15/24	Baa2/NR/A	4,961,051
	Kentucky Economic Development
	Finance Authority,
	Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	1,051,520
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
3,500,000	5.000%, 10/01/31 Series A	NR/A-/A	4,051,215
1,000,000	4.000%, 10/01/34 Series A	NR/A-/A	1,031,280
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	760,420
	Louisville & Jefferson County,
	Kentucky Metropolitan Government,
	Louisville Medical Center, Steam
	Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	995,410
	Russell, Kentucky Bon Secours
	Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A/A	3,540,448
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,518,121
680,000	4.000%, 10/01/29	NR/A+/NR	708,438
	Total Hospital		34,501,419

 5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (0.5%)
	Kentucky Housing Multifamily
	Mortgage Revenue
$1,270,000	5.000%, 06/01/35 AMT	NR/NR/NR*	$1,270,127

	Local Public Property (7.3%)
	Boyd County, Kentucky Capital
	Projects Corp., Revenue Refunding,
	First Mortgage, Court
	Facilities Project
655,000	3.000%, 08/01/21	A1/NR/NR	689,158
	Jefferson County, Kentucky
	Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	A1/NR/AA+	1,578,166
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,954,075
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,643,313
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	A1/NR/AA+	2,064,285
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	A1/NR/AA+	1,072,183
	Kentucky Association of Counties
	Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,226,902
515,000	4.000%, 02/01/25	NR/AA-/NR	554,382
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	112,496
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	112,461
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	330,070
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	383,292
	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,019,731
	Louisville & Jefferson County, Kentucky
	Visitors & Convention Commission,
	Kentucky International
	Convention Center
3,090,000	4.000%, 06/01/20	A2/A/NR	3,268,293
	River City Parking Authority of River
	City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,130,460

 6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Wolfe County, Kentucky Public
	Properties Corp., First Mortgage
	Revenue Refunding, Justice
	Center Project
$615,000	4.000%, 04/01/23	A1/NR/NR	$678,702
	Total Local Public Property		17,817,969

	School Building (10.8%)
	Campbell County, Kentucky School
	District Finance Corp. School Building
340,000	3.500%, 08/01/22	A1/NR/NR	361,151
	Fayette County, Kentucky School
	District Finance Corp.
3,000,000	5.000%, 08/01/31	A1/A+/NR	3,458,670
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,146,160
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	793,740
515,000	4.000%, 08/01/33 Series 2015 D	A1/A+/NR	546,976
	Franklin County, Kentucky School
	District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,657,360
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,261,643
	Jefferson County, Kentucky School
	District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,087,812
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	941,166
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,191,637
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,366,120
	Logan County, Kentucky School District
	Finance Corp., Energy Conservation
	Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	612,502
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	651,808
	Shelby County, Kentucky School
	District Finance Corp. School Building
915,000	3.000%, 02/01/21	A1/NR/NR	957,255
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,529,792
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,672,532
	Total School Building		26,236,324

 7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Turnpike/Highway (6.9%)
	Kentucky State Turnpike Authority
$5,000,000	5.000%, 07/01/29 Series A	Aa3/AA-/A+	$5,709,650
4,030,000	5.000%, 07/01/30 Series A	Aa3/AA-/A+	4,661,501
1,000,000	5.000%, 07/01/30 Series A	Aa3/AA-/A+	1,139,490
1,715,000	5.000%, 07/01/31 Series B	Aa3/AA-/NR	2,001,422
2,925,000	5.000%, 07/01/33 Series B	Aa3/AA-/NR	3,376,766
	Total Turnpike/Highway		16,888,829

	Utilities (4.5%)
	Campbell & Kenton Counties,
	Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,483,618
1,000,000	4.000%, 08/01/31	Aa3/AA/NR	1,080,240
	Kentucky State Municipal Power
	Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,096,620
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	570,890
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,156,890
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,133,530
	Owensboro, Kentucky Electric, Light
	and Power
1,805,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	1,948,046
	Owensboro, Kentucky Water Revenue
350,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	362,117
	Total Utilities		10,831,951
	Total Revenue Bonds		193,857,495

	Pre-Refunded Revenue Bonds(15.0%)††
	State Agency (6.2%)
	Kentucky Asset & Liability Commission
	University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	500,000
750,000	5.000%, 10/01/26 Series B	Aa2/AA/NR	750,000

 8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Revenue Bonds (continued)	and Fitch	Value
	State Agency (continued)
	Kentucky State Property and
	Buildings Commission
$1,020,000	5.000%, 11/01/20	A1/A/A+	$1,063,738
170,000	5.375%, 11/01/23	A1/A/NR	177,971
85,000	5.500%, 11/01/28	A1/A/NR	89,099
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,260,828
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	696,701
2,820,000	5.750%, 04/01/24 Project 91	A2/A/A+	2,887,454
2,625,000	5.750%, 04/01/29 Project 91	A2/A/A+	2,687,790
2,480,000	5.250%, 02/01/28 Project 93 AGC
	Insured	NR/AA/NR	2,616,598
2,160,000	5.000%, 02/01/29 Project 93 AGC
	Insured	NR/AA/NR	2,271,888
	Total State Agency		15,002,067

	Airports (0.9%)
	Louisville, Kentucky Regional
	Airport Authority
1,060,000	5.000%, 07/01/18 ETM AMT NR/A+/A+		1,089,987
1,000,000	5.250%, 07/01/23 AGMC Insured
	AMT	NR/NR/A+	1,029,760
	Total Airports		2,119,747

	Hospital (0.8%)
	Louisville & Jefferson County,
	Kentucky Metropolitan Government
	Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,993,465

	Local Public Property (0.7%)
	Grant County, Kentucky Public
	Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	A1/NR/NR	1,005,770
	Kentucky Association of Counties
	Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	243,967
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	260,988

 9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Revenue Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Laurel County, Kentucky Public
	Property Corp. Justice Center Project
$250,000	4.625%, 03/01/28	A1/NR/NR	$253,780
	Total Local Public Property		1,764,505

	School Building (1.5%)
	Bullitt County, Kentucky School
	District Finance Corp.
1,200,000	4.500%, 04/01/28	A1/NR/NR	1,221,024
	Ohio County, Kentucky School
	Building Revenue
790,000	4.500%, 05/01/24	A1/NR/NR	806,116
325,000	4.500%, 05/01/25	A1/NR/NR	331,630
	Owensboro, Kentucky Independent
	School District Finance Corp.
	School Building Revenue
890,000	4.375%, 09/01/24	A1/NR/NR	917,252
	Warren County, Kentucky School
	District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	A1/NR/NR	508,450
	Total School Building		3,784,472

	Turnpike/Highway (3.6%)
	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa3/AA-/A+	3,735,760
1,000,000	5.000%, 07/01/25	Aa3/AA-/A+	1,029,810
2,750,000	5.000%, 07/01/27	Aa3/AA-/A+	2,831,978
1,100,000	5.000%, 07/01/28	Aa3/AA-/A+	1,132,791
	Total Turnpike/Highway		8,730,339

	Utilities (1.3%)
	Owensboro, Kentucky Electric,
	Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,087,140
1,695,000	5.000%, 01/01/26 AGMC Insured	A2/AA/NR	1,842,702
	Owensboro, Kentucky Water Revenue
150,000	5.000%, 09/15/27 AGC Insured	A1/AA/NR	155,673
	Total Utilities		3,085,515
	Total Pre-Refunded Revenue Bonds		36,480,110
	Total Municipal Bonds (cost $234,371,078)		240,192,472

 10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
		Moody’s, S&P
Shares	Short-Term Investment (0.4%)	and Fitch	Value
	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
897,568	0.89%** (cost $897,568) A	aa-mf/AAAm/NR	$897,568
	Total Investments
	(cost $235,268,646 - note 4)	99.1%	241,090,040
	Other assets less liabilities	0.9	2,180,969
	Net Assets	100.0%	$243,271,009

Percent of
Portfolio Distribution By Quality Rating	Investments†
Pre-refunded bonds\ ETM bonds††	15.2%
Aa of Moody’s or AA of S&P or Fitch	35.5
A of Moody’s or S&P or Fitch	48.1
BBB of S&P	0.7
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

 11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

 12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (unaudited)

ASSETS
Investments at value (cost $235,268,646)	$241,090,040
Interest receivable	2,889,305
Receivable for Fund shares sold	439
Other assets	20,442
Total assets	244,000,226

LIABILITIES
Payable for Fund shares redeemed	480,842
Dividends payable	129,818
Management fee payable	81,151
Distribution and service fees payable	1,393
Accrued expenses payable	36,013
Total liabilities	729,217

NET ASSETS	$243,271,009
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$228,463
Additional paid-in capital	237,078,941
Net unrealized appreciation on investments (note 4)	5,821,394
Undistributed net investment income	55,449
Accumulated net realized gain on investments	86,762
	$243,271,009
CLASS A
Net Assets	$178,234,544
Capital shares outstanding	16,739,634
Net asset value and redemption price per share	$10.65
Maximum offering price per share (100/96 of $10.65)	$11.09

CLASS C
Net Assets	$9,751,848
Capital shares outstanding	916,359
Net asset value and offering price per share	$10.64
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.64	*
CLASS I
Net Assets	$8,545,884
Capital shares outstanding	802,978
Net asset value, offering and redemption price per share	$10.64
CLASS Y
Net Assets	$46,738,733
Capital shares outstanding	4,387,378
Net asset value, offering and redemption price per share	$10.65

See accompanying notes to financial statements.

 13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2017 (unaudited)

Investment Income:

Interest income		$4,105,897

Expenses:

Management fee (note 3)	$506,200
Distribution and service fees (note 3)	189,666
Transfer and shareholder servicing agent
fees (note 3)	71,829
Legal fees	52,586
Trustees’ fees and expenses (note 7)	39,592
Fund accounting fees	20,934
Shareholders’ reports	12,474
Auditing and tax fees	10,761
Registration fees and dues	10,037
Chief compliance officer services (note 3)	5,572
Insurance	5,109
Custodian fees	2,890
Miscellaneous	17,323
Total expenses		944,973
Net investment income		3,160,924

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(56,864)
Change in unrealized appreciation on
investments	2,467,490

Net realized and unrealized gain (loss) on
investments		2,410,626
Net change in net assets resulting from
operations		$5,571,550

See accompanying notes to financial statements.

 14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$3,160,924	$6,965,282
Net realized gain (loss) from
securities transactions	(56,864)	657,836
Change in unrealized appreciation
on investments	2,467,490	(8,773,946)
Change in net assets from
operations	5,571,550	(1,150,828)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2,316,929)	(5,139,556)

Class C Shares:
Net investment income	(76,672)	(180,980)

Class I Shares:
Net investment income	(100,586)	(215,049)

Class Y Shares:
Net investment income	(661,613)	(1,404,739)
Change in net assets from
distributions	(3,155,800)	(6,940,324)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	9,441,319	45,103,368
Reinvested dividends and
distributions	2,017,590	4,390,657
Cost of shares redeemed	(23,928,979)	(42,666,787)
Change in net assets from capital
share transactions	(12,470,070)	6,827,238

Change in net assets	(10,054,320)	(1,263,914)

NET ASSETS:
Beginning of period	253,325,329	254,589,243

End of period*	$243,271,009	$253,325,329

*Includes undistributed net investment income of:	$55,449	$50,325

See accompanying notes to financial statements.

 15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

 16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-term Investment	$897,568
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	240,192,472
Level 3 – Significant Unobservable Inputs	—
Total	$241,090,040

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

 17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased undistributed net investment income by $193,343, and decreased accumulated realized loss by $193,343. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s average net assets.

 18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $138,974 of which the Distributor retained $3,771.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $34,811. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $11,604. For the six months ended September 30, 2017, the total of these payments with respect to Class C Shares amounted to $46,415 of which the Distributor retained $11,194.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2017, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $14,970 of which $4,277 related to the Plan and $10,693 related to the Shareholder Services Plan.

 19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $103,630 of which the Distributor received $9,234

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $9,731,250 and $19,808,571, respectively.

At September 30, 2017, the aggregate tax cost for all securities was $235,213,930. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,550,241 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $674,131 for a net unrealized appreciation of $5,876,110.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations. At September 30, 2017, the Fund had all of its net assets invested in municipal obligations of issuers within Kentucky.

 20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	484,377	$5,167,775	1,920,086	$20,743,158
Reinvested dividends and
distributions	161,142	1,720,946	351,922	3,781,171
Cost of shares redeemed	(1,429,543)	(15,274,818)	(2,134,343)	(22,776,184)
Net change	(784,024)	(8,386,097)	137,665	1,748,145
Class C Shares:
Proceeds from shares sold	116,686	1,242,863	202,597	2,190,696
Reinvested dividends and
distributions	6,288	67,119	14,654	157,455
Cost of shares redeemed	(72,833)	(775,176)	(296,834)	(3,195,560)
Net change	50,141	534,806	(79,583)	(847,409)
Class I Shares:
Proceeds from shares sold	2,456	25,995	11,327	123,047
Reinvested dividends and
distributions	9,356	99,733	19,841	213,181
Cost of shares redeemed	(5,140)	(54,879)	(30,184)	(326,803)
Net change	6,672	70,849	984	9,425
Class Y Shares:
Proceeds from shares sold	281,518	3,004,686	2,044,377	22,046,467
Reinvested dividends and
distributions	12,163	129,792	22,232	238,850
Cost of shares redeemed	(731,811)	(7,824,106)	(1,522,111)	(16,368,240)
Net change	(438,130)	(4,689,628)	544,498	5,917,077
Total transactions in Fund
shares	(1,165,341)	$(12,470,070)	603,564	$6,827,238

 21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $31,350. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $8,242.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. During the fiscal year ended March 31, 2017, the Fund utilized $175,082 of capital loss carry forward.

 22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$6,914,503	$7,178,304
Ordinary Income	25,821	28,086
	$6,940,324	$7,206,390

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain	$143,626
Unrealized appreciation	3,361,121
Undistributed tax-exempt income	182,355
Other temporary differences	(139,247)
$3,547,855

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

 23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS

     For a share outstanding throughout each period

	Class A
	Six Months
	Ended 9/30/17		Year Ended March 31,					Three Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		12/31/12
Net asset value, beginning of period	$10.55		$10.88	$10.91	$10.65	$10.97		$11.07		$10.84
Income from investment operations:
Net investment income(1)	0.13		0.29	0.32	0.33	0.34		0.08		0.36
Net gain (loss) on securities (both
realized and unrealized)	0.11		(0.33)	(0.03)	0.26	(0.32)		(0.10)		0.23
Total from investment operations	0.24		(0.04)	0.29	0.59	0.02		(0.02)		0.59
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.29)	(0.32)	(0.33)	(0.34)		(0.08)		(0.36)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.29)	(0.32)	(0.33)	(0.34)		(0.08)		(0.36)
Net asset value, end of period	$10.65		$10.55	$10.88	$10.91	$10.65		$10.97		$11.07
Total return (not reflecting sales charge)	2.22	%(2)	(0.40)%	2.75%	5.61%	0.21%		(0.14	)%(2)	5.53%
Ratios/supplemental data
Net assets, end of period (in millions)	$178		$185	$189	$187	$188		$215		$219
Ratio of expenses to average net assets	0.74	%(3)	0.73%	0.73%	0.78%	0.80	%(4)	0.77	%(3)	0.76%
Ratio of net investment income to
average net assets	2.50	%(3)	2.69%	3.00%	3.07%	3.18	%(4)	3.11	%(3)	3.30%
Portfolio turnover rate	4	%(2)	27%	7%	14%	9%		2	%(2)	12%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.76% and 3.22%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

 24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class C
	Six Months
	Ended 9/30/17		Year Ended March 31,					Three Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		12/31/12
Net asset value, beginning of period	$10.54		$10.87	$10.90	$10.64	$10.96		$11.07		$10.83
Income from investment operations:
Net investment income(1)	0 09		0 20	0.23	0.24	0.25		0.06		0.27
Net gain (loss) on securities (both
realized and unrealized)	0 10		(0.33)	(0.03)	0.26	(0.32)		(0.11)		0.24
Total from investment operations	0 19		(0.13)	0.20	0.50	(0.07)		(0.05)		0.51
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.20)	(0.23)	(0.24)	(0.25)		(0.06)		(0.27)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.09)		(0.20)	(0.23)	(0.24)	(0.25)		(0.06)		(0.27)
Net asset value, end of period	$10.64		$10.54	$10.87	$10.90	$10.64		$10.96		$11.07
Total return (not reflecting CDSC)	1.79	%(2)	(1.24)%	1.88%	4.72%	(0.64)%		(0.44	)%(2)	4.73%
Ratios/supplemental data
Net assets, end of period (in millions)	$10		$9	$10	$10	$10		$12		$13
Ratio of expenses to average net assets	1.59	%(3)	1.58%	1.58%	1.63%	1.65	%(4)	1.62	%(3)	1.61%
Ratio of net investment income to
average net assets	1.66	%(3)	1.84%	2.14%	2.21%	2.33	%(4)	2.26	%(3)	2.43%
Portfolio turnover rate	4	%(2)	27%	7%	14%	9%		2	%(2)	12%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.61% and 2.37%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

 25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class I
	Six Months
	Ended 9/30/17		Year Ended March 31,					Three Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		12/31/12
Net asset value, beginning of period	$10.54		$10.87	$10.90	$10.64	$10.97		$11.07		$10.83
Income from investment operations:
Net investment income(1)	0 13		0.27	0.31	0.32	0.32		0.08		0.34
Net gain (loss) on securities (both
realized and unrealized)	0 10		(0.33)	(0.03)	0.26	(0.33)		(0.10)		0.24
Total from investment operations	0 23		(0.06)	0.28	0.58	(0.01)		(0.02)		0.58
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.31)	(0.32)	(0.32)		(0.08)		(0.34)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.13)		(0.27)	(0.31)	(0.32)	(0.32)		(0.08)		(0.34)
Net asset value, end of period	$10.64		$10.54	$10.87	$10.90	$10.64		$10.97		$11.07
Total return	2.15	%(2)	(0.55)%	2.61%	5.46%	(0.05)%		(0.18	)%(2)	5.47%
Ratios/supplemental data
Net assets, end of period (in millions)	$9		$8	$9	$8	$7		$7		$7
Ratio of expenses to average net assets	0.89	%(3)	0.87%	0.87%	0.92%	0.96	%(4)	0.94	%(3)	0.91%
Ratio of net investment income to
average net assets	2.36	%(3)	2.54%	2.86%	2.93%	3.02	%(4)	2.94	%(3)	3.15%
Portfolio turnover rate	4	%(2)	27%	7%	14%	9%		2	%(2)	12%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.92% and 3.06%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

 26 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

FINANCIAL HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class Y
	Six Months
	Ended 9/30/17		Year Ended March 31,					Three Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		12/31/12
Net asset value, beginning of period	$10.55		$10.88	$10.91	$10.65	$10.98		$11.08		$10.84
Income from investment operations:
Net investment income(1)	0 14		0 31	0.34	0.35	0.35		0.09		0.38
Net gain (loss) on securities (both
realized and unrealized)	0 10		(0.34)	(0.03)	0.26	(0.33)		(0.10)		0.24
Total from investment operations	0 24		(0.03)	0.31	0.61	0.02		(0.01)		0.62
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.30)	(0.34)	(0.35)	(0.35)		(0.09)		(0.38)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.30)	(0.34)	(0.35)	(0.35)		(0.09)		(0.38)
Net asset value, end of period	$10.65		$10.55	$10.88	$10.91	$10.65		$10.98		$11.08
Total return	2.30	%(2)	(0.25)%	2.92%	5.77%	0.27%		(0.10	)%(2)	5.78%
Ratios/supplemental data
Net assets, end of period (in millions)	$47		$51	$47	$32	$29		$35		$34
Ratio of expenses to average net assets	0.59	%(3)	0.58%	0.58%	0.63%	0.65	%(4)	0.62	%(3)	0.61%
Ratio of net investment income to
average net assets	2.65	%(3)	2.84%	3.15%	3.21%	3.33	%(4)	3.26	%(3)	3.45%
Portfolio turnover rate	4	%(2)	27%	7%	14%	9%		2	%(2)	12%

 ____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.61% and 3.37%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

 27 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.22%	$1,000.00	$1,022.20	$3.75
Class C	1.79%	$1,000.00	$1,017.90	$8.04
Class I	2.15%	$1,000.00	$1,021.50	$4.51
Class Y	2.30%	$1,000.00	$1,023.00	$2.99

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.74%, 1.59%, 0.89% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 28 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.10	$8.04
Class I	5.00%	$1,000.00	$1,020.61	$4.51
Class Y	5.00%	$1,000.00	$1,022.11	$2.99

(1)	Expenses are equal to the annualized expense ratio of 0.74%, 1.59%, 0.89% and 0.59% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 29 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $6,914,503 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 99.6% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

 30 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 21, 2017 and in person on September 16, 2017 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).   In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 16, 2017, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Royden Durham, Todd Curtis and James Thompson as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the portfolio managers. They considered that Mr. Durham, the Fund’s lead portfolio manager, is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies.

 31 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four Kentucky intermediate and long municipal bond funds, as classified by Morningstar; three of the funds charge a front-end sales charge and one fund is a no-load fund);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one and three-year periods ended June 30, 2017, equal to the average annual total return of the funds in the Peer Group for the five-year period ended June 30, 2017, and lower than the average annual total return of the funds in the Peer Group for the ten-year period ended June 30, 2017. The Trustees also considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the one, three, five and ten-year periods ended June 30, 2017. The Trustees further considered that the Fund outperformed its benchmark index for the three year-period but underperformed its benchmark index for the one, five and ten-year periods, all as of June 30, 2017. The Trustees noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods ended June 30, 2017 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

 32 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was less than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Fund’s actual management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group, respectively (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

 33 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

 34 | Aquila Churchill Tax-Free Fund of Kentucky

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees

Thomas A. Christopher, Chair

Diana P. Herrmann, Vice Chair

Ernest Calderón

Gary C. Cornia

Grady Gammage, Jr.

Glenn P. O’Flaherty

James R. Ramsey

Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Todd W. Curtis, Senior Vice President

and Portfolio Manager

Royden P. Durham, Vice President

and Lead Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Brandon M. Moody, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2017

Please Save the Date for Your 2018 Shareholder Meeting

Thursday, April 26, 2018

Rhode Island Convention Center

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

ii | Aquila Narragansett Tax-Free Income Fund

Aquila Narragansett Tax-Free Income Fund “Keeping Your Portfolio In Line With Your Investment Goals” Serving Rhode Island investors since 1992

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

     The desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances.

     For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/ her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

Investment A	$500	50%
Investment B	$500	50%

     Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$550	52%
Investment B	$500	48%

NOT A PART OF THE SEMI-ANNUAL REPORT

     Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

     Thank you for your continued inclusion of Aquila Narragansett Tax-Free Income Fund as part of your portfolio of investments.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (24.2%)	and Fitch	Value

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,152,939
	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,728,152
	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,449,669
750,000	4.300%, 07/01/30 AGMC Insured
	Series 2010 A	A1/AA/AA+	792,727
1,515,000	4.250%, 07/15/24 BAMI Insured
	Series B	A1/AA/AA+	1,702,557
1,000,000	4.250%, 07/15/25 BAMI Insured
	Series B	A1/AA/AA+	1,127,570
	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	547,950
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	551,350
	East Providence, Rhode Island
	Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,660,375
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	536,630
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,055,006
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,052,059
	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,646,925
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,443,673
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,110,536
	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,093,050
	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	875,638
	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	2,041,942
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,575,660
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,096,900
	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,246,955

 1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value
	Providence, Rhode Island
$1,500,000	5.000%, 01/15/23 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	$1,619,910
1,500,000	5.000%, 01/15/26 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,603,260
975,000	3.625%, 01/15/29 Series A AGMC
	Insured	A2/AA/A-	995,914
2,510,000	3.750%, 01/15/30 Series A AGMC
	Insured	A2/AA/A-	2,572,825
1,000,000	3.750%, 01/15/32 Series A AGMC
	Insured	A2/AA/A-	1,016,270
500,000	4.000%, 07/15/19 Series A
	Refunding	Baa1/BBB/NR	520,285
	Rhode Island State & Providence
	Plantations Consolidated
	Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,235,780
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,391,390
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	1,995,540
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	1,976,660
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,276,488
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,776,023
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,743,960
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,369,560
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,407,980
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,081,231
	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 AGMC Insured
	Series 2015 B	NR/AA/NR	2,205,460
	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,255,699
	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 BAMI
	Insured Series A	Baa2/AA/NR	910,919
	Total General Obligation Bonds		59,443,417

 2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (62.9%)	and Fitch	Value
	Development (5.0%)
	Providence, Rhode Island Redevelopment
	Agency Refunding Public Safety
	Building Project
$1,680,000	5.000%, 04/01/26 AGMC Insured
	Series A	A2/AA/NR	$1,950,463
	Rhode Island Convention Center
	Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,819,040
1,500,000	5.500%, 05/15/27 AGC Insured Series A	A1/AA/AA-	1,597,950
	Total Development		12,367,453

	Higher Education (9.0%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,227,615
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,612,722
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,121,310
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,597,254
	Rhode Island Health and Education
	Building Corp., Higher
	Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,714,525
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,770,150
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,072,600
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,109,500
1,000,000	3.500%, 08/15/30 AGMC Insured
	Series B	A1/AA/NR	1,024,740
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B
	AGMC Insured	A1/AA/NR	2,188,500

 3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
$500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	$536,955
1,000,000	4.000%, 09/15/32 Series 2017 B†††	A1/A+/NR	1,070,100
	Rhode Island Health and Education
	Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,050,260
	Total Higher Education		22,096,231

	Hospital (2.5%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB/BB	553,785
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,137,810
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,123,370
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,398,250
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,928,693
	Total Hospital		6,141,908

	Housing (8.2%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
1,955,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,027,413
1,365,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,434,902
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,282,862
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	999,854
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,214,650
	Rhode Island Housing & Mortgage
	Finance Corp. Homeownership
	Opportunity
3,000,000	3.350%, 10/01/41 Series 68-C	Aa2/AA+/NR	2,894,220

 4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Housing (continued)
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
$2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	$2,639,800
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,107,520
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	989,255
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,411,927
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,042,660
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,025,670
	Total Housing		20,070,733

	Public School (21.2%)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	952,768
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,917,157
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Chariho Regional
	School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,120,120
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	A1/AA/NR	1,044,820
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,041,030
	Rhode Island Health and Educational
	Building Corp., Public School
	Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Insured
	Series 2015 B	NR/AA/NR	1,252,403
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,173,069
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,024,140
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,026,900

 5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of
	East Providence
$1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	$1,018,080
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,814,157
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,086,840
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,579,905
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	North Providence
750,000	5.000%, 05/15/31 AGMC Insured
	Series 2017 G	A1/AA/NR	888,937
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/AA-/NR	1,073,930
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/AA-/NR	1,241,669
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,712,760
1,000,000	4.250%, 05/15/29 Series 2017 E
	BAMI Insured	A1/AA/NR	1,117,010
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Tiverton, Foster-Glocester, Cranston,
	East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,305,250
1,270,000	3.250%, 05/15/29 Series A	Aa3/NR/NR	1,308,545

 6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Narragansett & Scituate
$1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	$1,901,946
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence Public
	Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured
	Series 2015 A	A1/AA/NR	3,225,480
3,000,000	3.750%, 05/15/27 AGMC Insured
	Series 2015 A	A1/AA/NR	3,200,580
3,000,000	4.000%, 05/15/28 AGMC Insured
	Series 2015 A	A1/AA/NR	3,230,370
2,760,000	4.000%, 05/15/30 AGMC Insured
	Series 2015 B	A1/AA/NR	2,940,808
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence
	Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA/NR	1,002,220
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,214,760
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,241,760
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,232,780
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC
	Insured	NR/AA/NR	857,072
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A
	AGMC Insured	A1/AA/NR	590,775
500,000	5.000%, 05/15/28 Series 2017 A
	AGMC Insured	A1/AA/NR	586,180

 7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue -
	Narragansett & Scituate (continued)
$500,000	5.000%, 05/15/29 Series 2017 A
	AGMC Insured	A1/AA/NR	$582,530
500,000	3.500%, 05/15/30 Series 2017 A
	AGMC Insured	A1/AA/NR	510,655
	Total Public School		52,017,406

	Transportation (5.4%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	718,706
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,146,321
	Rhode Island State Commerce Corp.,
	Grant Anticipation (Rhode Island
	Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,087,078
1,000,000	5.000%, 06/15/31	A2/AA-/NR	1,184,900
	Rhode Island State Economic
	Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,131,820
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,152,880
540,000	4.625%, 07/01/26 AGC Insured
	Series B	A3/AA/BBB+	551,864
1,000,000	5.000%, 07/01/18 AGC Insured
	Series C	A3/AA/BBB+	1,025,720
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	(Rhode Island Department
	of Transportation)
1,000,000	4.000%, 06/15/18 Series 2006 A
	AMBAC Insured	A3/A+/A	1,002,200
2,385,000	4.700%, 06/15/23 Series 2003 A
	AMBAC Insured	A3/A+/A	2,392,227
	Total Transportation		13,393,716

 8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Turnpike/Highway (3.9%)
	Rhode Island State Turnpike &
	Bridge Authority
$500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	$533,170
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,732,608
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,194,340
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,093,360
	Rhode Island State Turnpike &
	Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,365,587
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,577,235
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,041,690
	Total Turnpike/Highway		9,537,990

	Water and Sewer (7.7%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,417,263
	Rhode Island Clean Water Protection
	Finance Agency
1,545,000	4.750%, 10/01/18 Series A
	AMBAC Insured	Aaa/NR/NR	1,549,465
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,535
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control Bonds.
4,765,000	4.375%, 10/01/21 Series 2002 B
	NPFG Insured	Aaa/AAA/AAA	4,778,294
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking
	Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,186,285
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,041,980
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,038,640
	Rhode Island Infrastructure Bank Water,
	City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured
	Series 2015	A3/A/NR	2,007,648

 9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Rhode Island Infrastructure Bank Water,
	Pollution Control
$2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	$2,839,581
	Rhode Island Infrastructure Bank Water,
	Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	506,760
	Total Water and Sewer		18,867,451
	Total Revenue Bonds		154,492,888

	Pre-Refunded\
	Escrowed to Maturity Bonds (11.0%)††
	Pre-Refunded
	General Obligation Bonds (4.5%)
	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,289,034
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,091,100
	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,521,359
990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	1,017,680
	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/AA/NR	2,001,327
1,000,000	4.750%, 04/01/29 AGC Insured	A3/AA/NR	1,055,180
	Total Pre-Refunded General
	Obligation Bonds		10,975,680

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (6.5%)
	Higher Education (0.6%)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute
	of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,357,325

	Hospital (0.5%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB/NR	554,495

 10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England) (continued)
$500,000	5.000%, 09/01/22 Series 2013 A	NR/BB/NR	$583,585
	Total Hospital		1,138,080

	Public School (4.6%)
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009
	AGC Insured	Aa3/AA/AA-	1,066,280
500,000	5.625%, 04/01/29 Series C 2009
	AGC Insured	Aa3/AA/AA-	534,060
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
1,500,000	4.250%, 05/15/21 Series A AGMC
	Insured	Aa3/NR/NR	1,530,345
2,000,000	4.375%, 05/15/22 Series A AGMC
	Insured	Aa3/NR/NR	2,042,000
3,000,000	4.500%, 05/15/25 Series A AGMC
	Insured	Aa3/NR/NR	3,065,310
2,000,000	4.750%, 05/15/29 Series A AGMC
	Insured	Aa3/NR/NR	2,046,600
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
1,070,000	5.000%, 05/15/24	NR/NR/NR*	1,096,236
	Total Public School		11,380,831

	Transportation (0.6%)
	Rhode Island Economic
	Development Corp. (Rhode Island
	Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,606,380

 11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Shares	Bonds (continued)	and Fitch	Value

	Other Revenue (0.2%)
	State of Rhode Island Depositors
	Economic Protection Corp.
$250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	$291,610
	State of Rhode Island Depositors
	Economic Protection Corp. (continued)
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/A/NR	264,760
	Total Other Revenue		556,370
	Total Pre-Refunded\
	Escrowed to Maturity Revenue Bonds		16,038,986
	Total Pre-Refunded\
	Escrowed to Maturity Bonds		27,014,666
	Total Municipal Bonds
	(cost $233,777,169)		240,950,971

	Short-Term Investment (1.1%)
2,637,927	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
	0.89%** (cost $2,637,927)	Aaa-mf/AAAm/NR	2,637,927
	Total Investments
	(cost $236,415,096 - note 4)	99.2%	243,588,898
	Other assets less liabilities	0.8	1,904,090
	Net Assets	100.0%	$ 245,492,988

			Percent of
	Portfolio Distribution by Quality Rating		Investments†
	Aaa of Moody’s or AAA of S&P or Fitch		10.5%
	Pre-refunded bonds\ ETM bonds††		11.2
	Aa of Moody’s or AA of S&P or Fitch		56.2
	A of Moody’s or S&P or Fitch		17.2
	Baa of Moody’s or BBB of S&P or Fitch		4.7
	Ba of Moody’s or BB of Fitch		0.2
			100.0%

 12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

PORTFOLIO ABBREVIATIONS
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre- refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

 13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (unaudited)

ASSETS
Investments at value (cost $236,415,096)	$243,588,898
Interest receivable	3,218,998
Receivable for Fund shares sold	185,753
Other assets	19,452
Total assets	247,013,101

LIABILITIES
Payable for investment securities purchased	1,070,090
Dividends payable	212,542
Management fees payable	84,916
Payable for Fund shares redeemed	75,944
Distribution and service fees payable	1,271
Accrued expenses payable	75,350
Total liabilities	1,520,113

NET ASSETS	$245,492,988
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$228,399
Additional paid-in capital	239,015,891
Net unrealized appreciation on investments (note 4)	7,173,802
Accumulated net realized loss on investments	(951,888)
Undistributed net investment income	26,784
	$245,492,988
CLASS A
Net Assets	$122,437,610
Capital shares outstanding	11,391,698
Net asset value and redemption price per share	$10.75
Maximum offering price per share (100/96 of $10.75)	$11.20
CLASS C
Net Assets	$10,537,647
Capital shares outstanding	980,395
Net asset value and offering price per share $	10.75
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.75	*
CLASS I
Net Assets	$138,242
Capital shares outstanding	12,868
Net asset value, offering and redemption price per share	$10.74
CLASS Y
Net Assets	$112,379,489
Capital shares outstanding	10,454,982
Net asset value, offering and redemption price per share	$10.75

See accompanying notes to financial statements.

 14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2017 (unaudited)

Investment Income:

Interest income		$4,060,316

Expenses:

Management fee (note 3)	$614,300
Distribution and service fees (note 3)	151,630
Transfer and shareholder servicing
agent fees (note 3)	73,847
Trustees’ fees and expenses (note 7)	40,350
Legal fees	36,723
Fund accounting fees	21,855
Registration fees and dues	11,337
Shareholders’ reports	11,292
Auditing and tax fees	10,889
Chief compliance officer services (note 3)	5,572
Insurance	5,181
Custodian fees	2,573
Miscellaneous	19,519
Total expenses	1,005,068

Management fees waived (note 3)	(98,288)
Net expenses		906,780
Net investment income		3,153,536

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	77,308
Change in unrealized appreciation on
investments	3,055,422
Net realized and unrealized gain (loss) on
investments		3,132,730
Net change in net assets resulting from
operations		$6,286,266

See accompanying notes to financial statements.

 15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017

OPERATIONS:
Net investment income	$3,153,536	$6,555,469
Net realized gain (loss) from
securities transactions	77,308	242,715
Change in unrealized appreciation
on investments	3,055,422	(7,783,524)
Change in net assets from
operations	6,286,266	(985,340)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(1,610,876)	(3,418,198)

Class C Shares:
Net investment income	(94,939)	(235,764)

Class I Shares:
Net investment income	(1,661)	(4,596)

Class Y Shares:
Net investment income	(1,443,274)	(2,889,262)
Change in net assets from
distributions	(3,150,750)	(6,547,820)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	16,646,646	40,422,696
Reinvested dividends and
distributions	1,521,753	3,147,707
Cost of shares redeemed	(19,515,903)	(40,855,467)
Change in net assets from
capital share transactions	(1,347,504)	2,714,936

Change in net assets	1,788,012	(4,818,224)

NET ASSETS:
Beginning of period	243,704,976	248,523,200

End of period*	$245,492,988	$243,704,976

* Includes undistributed net
investment income of:	$26,784	$23,998

See accompanying notes to financial statements.

 16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

 17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,637,927
Level 2 – Other Significant Observable
Inputs – Municipal Bonds	240,950,971
Level 3 – Significant Unobservable Inputs	—
Total	$243,588,898

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

 18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased accumulated net realized loss on investments by $38,619 and decreased undistributed net investment income by $38,619. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

 19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.68% for Class C Shares, 1.02% for Class I Shares and 0.69% for Class Y Shares through September 30, 2018. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2017, the Fund incurred management fees of $614,300 of which $98,288 was waived, which included supplemental fee waivers above and beyond the contractual expense cap.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $95,284, of which the Distributor retained $5,975.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $42,208. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $14,069 The total of these payments with respect to Class C Shares amounted to $56,277, of which the Distributor retained $14,421.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2017, these payments were made at the average annual rate of 0.35% of such net assets amounting to $242 of which $69 related to the Plan and $173 related to the Shareholder Services Plan.

 20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $106,947, of which the Distributor received $10,011.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $3,077,260 and $4,788,986, respectively.

     At September 30, 2017, the aggregate tax cost for all securities was $236,374,756. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $7,944,729 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $730,587 for a net unrealized appreciation of $7,214,142.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2017, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

 21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017

	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	398,630	$4,294,008	1,376,160	$14,926,949
Reinvested dividends
and distributions	98,531	1,061,500	206,724	2,232,889
Cost of shares redeemed	(1,096,868)	(11,820,730)	(1,761,723)	(18,937,696)
Net change	(599,707)	(6,465,222)	(178,839)	(1,777,858)
Class C Shares:
Proceeds from shares sold	42,046	452,363	288,372	3,148,398
Reinvested dividends
and distributions	4,213	45,389	9,534	103,183
Cost of shares redeemed	(182,096)	(1,959,913)	(477,071)	(5,161,866)
Net change	(135,837)	(1,462,161)	(179,165)	(1,910,285)
Class I Shares:
Proceeds from shares sold	—	—	5	50
Reinvested dividends
and distributions	154	1,661	425	4,596
Cost of shares redeemed	(121)	(1,303)	(8,134)	(87,644)
Net change	33	358	(7,704)	(82,998)
Class Y Shares:
Proceeds from shares sold	1,104,192	11,900,275	2,059,092	22,347,299
Reinvested dividends
and distributions	38,395	413,203	74,678	807,039
Cost of shares redeemed	(532,999)	(5,733,957)	(1,552,694)	(16,668,261)
Net change	609,588	6,579,521	581,076	6,486,077
Total transactions in Fund
shares	(125,923)	$(1,347,504)	215,368	$2,714,936

7. Trustees’ Fees and Expenses

     At September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $32,613. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $7,737.

 22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2017, the Fund had a capital loss carryover of $1,029,196 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. During the fiscal year ended March 31, 2017, the Fund utilized $281,407 of capital loss carry forward.

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$6,539,793	$6,580,306
Ordinary Income	8,027	----
	$6,547,820	$6,580,306

 23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$223,490
Accumulated net realized loss	(1,029,196)
Unrealized appreciation	4,123,874
Other temporary differences	(204,986)
$3,113,182

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, market amortization, and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018. In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

 24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

     For a share outstanding throughout each period

	Class A
	Six Months Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12

Net asset value, beginning of period	$10.61		$10.92	$10.81	$10.48	$10.79		$10.78		$10.51
Income (loss) from investment operations:
Net investment income(1)	0 14		0 28	0 30	0 33	0 35		0.26		0.37
Net gain (loss) on securities (both
realized and unrealized)	0 14		(0.31)	0.11	0.33	(0.31)		0.02		0.27
Total from investment operations	0 28		(0.03)	0.41	0.66	0.04		0.28		0.64
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.28)	(0.30)	(0.33)	(0.35)		(0.27)		(0.37)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.28)	(0.30)	(0.33)	(0.35)		(0.27)		(0.37)
Net asset value, end of period	$10.75		$10.61	$10.92	$10.81	$10.48		$10.79		$10.78
Total return (not reflecting sales charge)	2.61	%(2)	(0.30)%	3.85%	6.35%	0.42%		2.53	%(2)	6.15%
Ratios/supplemental data
Net assets, end of period (in millions)	$122		$127	$133	$125	$119		$143		$146
Ratio of expenses to average net assets	0.76	%(3)	0.77%	0.77%	0.76%	0.79	%(4)	0.77	%(3)	0.71%
Ratio of net investment income to
average net assets	2.54	%(3)	2.58%	2.78%	3.07%	3.34	%(4)	3.22	%(3)	3.45%
Portfolio turnover rate	1	%(2)	12%	19%	8%	15%		8	%(2)	11%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.84	%(3)	0.85%	0.85%	0.88%	0.92	%(4)	0.90	%(3)	0.87%
Ratio of net investment income to
average net assets	2.46	%(3)	2.50%	2.70%	2.95%	3.21	%(4)	3.09	%(3)	3.29%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.88% and 3.25%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

 25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class C
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12

Net asset value, beginning of period	$10.61		$10.92	$10.81	$10.48	$10.79		$10.78		$10.51
Income (loss) from investment operations:
Net investment income(1)	0 09		0 19	0 21	0 24	0.26		0.19		0.28
Net gain (loss) on securities (both
realized and unrealized)	0 14		(0.31)	0.11	0.33	(0.31)		0.02		0.27
Total from investment operations	0 23		(0.12)	0.32	0.57	(0.05)		0.21		0.55
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.19)	(0.21)	(0.24)	(0.26)		(0.20)		(0.28)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.09)		(0.19)	(0.21)	(0.24)	(0.26)		(0.20)		(0.28)
Net asset value, end of period	$10.75		$10.61	$10.92	$10.81	$10.48		$10.79		$10.78
Total return (not reflecting sales charge)	2.18	%(2)	(1.14)%	2.97%	5.45%	(0.43)%		1.88	%(2)	5.25%
Ratios/supplemental data
Net assets, end of period (in millions)	$11		$12	$14	$16	$16		$22		$21
Ratio of expenses to average net assets	1.61	%(3)	1.61%	1.62%	1.61%	1.64	%(4)	1.62	%(3)	1.57%
Ratio of net investment income to
average net assets	1.69	%(3)	1.72%	1.93%	2.22%	2.49	%(4)	2.37	%(3)	2.60%
Portfolio turnover rate	1	%(2)	12%	19%	8%	15%		8	%(2)	11%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.69	%(3)	1.69%	1.70%	1.73%	1.77	%(4)	1.75	%(3)	1.72%
Ratio of net investment income to
average net assets	1.61	%(3)	1.64%	1.85%	2.10%	2.36	%(4)	2.24	%(3)	2.45%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.73% and 2.40%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

 26 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class I
	Six Months Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12

Net asset value, beginning of period	$10.61		$10.92	$10.80	$10.47	$10.79		$10.78		$10.51
Income (loss) from investment operations:
Net investment income(1)	0 13		0 26	0 28	0 31	0.33		0.25		0.35
Net gain (loss) on securities (both
realized and unrealized)	0 13		(0.31)	0.12	0.33	(0.32)		0.01		0.27
Total from investment operations	0 26		(0.05)	0.40	0.64	0.01		0.26		0.62
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.26)	(0.28)	(0.31)	(0.33)		(0.25)		(0.35)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.13)		(0.26)	(0.28)	(0.31)	(0.33)		(0.25)		(0.35)
Net asset value, end of period	$10.74		$10.61	$10.92	$10.80	$10.47		$10.79		$10.78
Total return	2.45	%(2)	(0.45)%	3.80%	6.20%	0.17%		2.41	%(2)	5.99%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.1		$0 1	$0 2	$0 2	$0 3		$0 3		$0 3
Ratio of expenses to average net assets	0.91	%(3)	0.90%	0.92%	0.90%	0.94	%(4)	0.93	%(3)	0.87%
Ratio of net investment income to
average net assets	2.40	%(3)	2.43%	2.63%	2.93%	3.18	%(4)	3.07	%(3)	3.29%
Portfolio turnover rate	1	%(2)	12%	19%	8%	15%		8	%(2)	11%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.99	%(3)	0.98%	1.00%	1.02%	1.07	%(4)	1.06	%(3)	1.02%
Ratio of net investment income to
average net assets	2.32	%(3)	2.35%	2.55%	2.81%	3.05	%(4)	2.94	%(3)	3.14%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.03% and 3.09%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

 27 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

FINANCIAL ENDED HIGHLIGHTS (continued)

     For a share outstanding throughout each period

	Class Y
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12
Net asset value, beginning of period	$10.61		$10.92	$10.81	$10.48	$10.79		$10.78		$10.51
Income (loss) from investment operations:
Net investment income(1)	0 15		0 30	0 31	0 34	0.36		0.28		0.38
Net gain (loss) on securities (both
realized and unrealized)	0 13		(0.31)	0.11	0.33	(0.31)		—		0.27
Total from investment operations	0 28		(0.01)	0.42	0.67	0.05		0.28		0.65
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.30)	(0.31)	(0.34)	(0.36)		(0.27)		(0.38)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.30)	(0.31)	(0.34)	(0.36)		(0.27)		(0.38)
Net asset value, end of period	$10.75		$10.61	$10.92	$10.81	$10.48		$10.79		$10.78
Total return	2.68	%(2)	(0.15)%	4.01%	6.51%	0.56%		2.65	%(2)	6.31%
Ratios/supplemental data
Net assets, end of period (in millions)	$112		$104	$101	$93	$86		$93		$82
Ratio of expenses to average net assets	0.62	%(3)	0.62%	0.62%	0.61%	0.64	%(4)	0.62	%(3)	0.57%
Ratio of net investment income to
average net assets	2.69	%(3)	2.73%	2.92%	3.22%	3.48	%(4)	3.37	%(3)	3.59%
Portfolio turnover rate	1	%(2)	12%	19%	8%	15%		8	%(2)	11%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.70%	0.73%	0.77	%(4)	0.75	%(3)	0.72%
Ratio of net investment income to
average net assets	2.61	%(3)	2.65%	2.84%	3.10%	3.35	%(4)	3.24	%(3)	3.43%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.39%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

 28 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.61%	$1,000.00	$1,026.10	$3.86
Class C	2.18%	$1,000.00	$1,021.80	$8.16
Class I	2.45%	$1,000.00	$1,024.50	$4.62
Class Y	2.68%	$1,000.00	$1,026.80	$3.15

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 29 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.26	$3.85
Class C	5.00%	$1,000.00	$1,017.00	$8.14
Class I	5.00%	$1,000.00	$1,020.51	$4.61
Class Y	5.00%	$1,000.00	$1,021.96	$3.14

(1)	Expenses are equal to the annualized expense ratio of 0.76%, 1.61%, 0.91% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 30 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $6,539,793 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 99.9% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

 31 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 21, 2017 and in person on September 16, 2017 to review and discuss the contract review materials.   The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At the meeting held on September 16, 2017, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

 32 | Aquila Narragansett Tax-Free Income Fund

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Jeffrey Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

     The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (seven single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2017. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2017. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the three and five-year periods but was lower than the average annual return of the benchmark index for the one and ten-year periods ended June 30, 2017. They also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

 33 | Aquila Narragansett Tax-Free Income Fund

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods ended June 30, 2017 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund in the State.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory Fees and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was only 0.002% higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level.

     The Trustees noted that the Fund’s actual management fee was higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds), but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

 34 | Aquila Narragansett Tax-Free Income Fund

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue waiving fees as necessary for the Fund to remain competitive.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the lack of profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally comparable to those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

 35 | Aquila Narragansett Tax-Free Income Fund

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

 36 | Aquila Narragansett Tax-Free Income Fund

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

     CITIZENS INVESTMENT ADVISORS,

A DEPARTMENT OF CITIZENS BANK, N. A.

     One Citizens Plaza

Providence, Rhode Island 02903

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Stephen J. Caridi, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

     4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2017

Please Save the Date for Your 2018 Shareholder Meeting

Wednesday, May 16, 2018

Wellshire Event Center, Denver

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Tax-Free Fund of Colorado “Keeping Your Portfolio In Line With Your Investment Goals” Serving Colorado investors since 1987

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

      he desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances. For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/ her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

     Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$500	50%
Investment B	$500	50%

     Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

Investment A	$550	52%
Investment B	$500	48%

NOT A PART OF THE SEMI-ANNUAL REPORT

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

     Thank you for your continued inclusion of Aquila Tax-Free Fund of Colorado as part of your portfolio of investments.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low , so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (27.3%)	and Fitch	Value
	City & County (0.4%)
	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,232,160

	Hospital (0.7%)
	Rangely, Colorado Hospital
	District Refunding
2,000,000	5.500%, 11/01/22	Baa1/NR/NR	2,262,700

	Metropolitan District (2.6%)
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,986,126
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,228,220
	Meridian Metropolitan District,
	Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,815,998
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,168,742
	Total Metropolitan District		8,199,086

	School Districts (23.2%)
	Adams 12 Five Star Schools,
	Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,636,450
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,224,130
1,435,000	5.000%, 12/15/29	Aa2/AA-/NR	1,751,905
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,114,740
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,328,530

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	Adams & Arapahoe Counties,
	Colorado Joint School District #28J
$1,000,000	5.000%, 12/01/30	Aa2/NR/AA	$1,212,650
	Adams & Weld Counties,
	Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,206,696
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,329,060
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,206,610
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,284,105
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	4,682,958
	Arapahoe County, Colorado School
	District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,786,992
	Arapahoe County, Colorado School
	District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,221,450
	Boulder Larimer & Weld Counties,
	Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,419,680
	Boulder Larimer & Weld Counties,
	Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,427,320
	Boulder Larimer & Weld Counties,
	Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA/NR	2,450,980
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,257,130
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,235,840
2,000,000	5.000%, 12/01/29	Aa2/AA/AA+	2,434,480
	Denver, Colorado City & County
	School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,441,680
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	4,829,440
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,391,142
1,000,000	5.000%, 12/01/29	Aa2/AA-/NR	1,208,080

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School Districts (continued)
	El Paso County, Colorado School
	District #20 Refunding
$1,945,000	4.375%, 12/15/23	Aa2/NR/NR	$2,182,718
1,000,000	5.000%, 12/15/29	Aa2/NR/NR	1,202,470
	Garfield, Pitkin, & Eagle Counties,
	Colorado School District #RE-1
	Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,959,952
	La Plata County, Colorado School
	District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,378,780
	Larimer County, Colorado School
	District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,216,540
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,696,740
750,000	4.500%, 12/01/26	Aa3/NR/NR	858,345
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,590,280
	San Miguel County, Colorado School
	District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,282,426
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,191,600
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,434,480
	Total School Districts		73,076,379

	Water & Sewer (0.4%)
	Central Colorado Water Conservancy
	District, Adams Morgan &
	Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,389,330
	Total General Obligation Bonds		86,159,655

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (43.9%)	and Fitch	Value

	Airport (3.0%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
$4,340,000	5.000%, 11/15/24	A1/A+/A+	$4,826,037
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,313,697
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,256,440
	Total Airport		9,396,174

	Electric (2.3%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,213,690
295,000	4.750%, 11/15/27	Aa2/AA/NR	317,270
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,070,140
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,066,690
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,059,160
420,000	5.250%, 11/15/23	Aa2/AA/NR	440,685
	Total Electric		7,167,635

	Higher Education (12.8%)
	Colorado Educational & Cultural
	Facility Authority, Student Housing
	Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,011,897
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	1,038,327
	Colorado Educational & Cultural
	Facility Authority, University of
	Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	942,276
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,437,730

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Colorado Educational & Cultural
	Facility Authority Refunding,
	University of Denver Project
$1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	$1,235,610
	Colorado State Board of Governors
	University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,524,753
1,250,000	5.000%, 03/01/28	Aa2/AA-/NR	1,558,862
2,100,000	5.000%, 03/01/29	Aa2/AA-/NR	2,591,526
	University of Colorado
	Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,519,593
	University of Colorado Enterprise
	System Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,146,803
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,451,077
	University of Colorado Enterprise
	System Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,529,540
	University of Colorado Enterprise
	System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,787,772
	University of Northern Colorado
	Greeley Institutional Enterprise
	Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,181,410
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,155,827
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,295,123
	Total Higher Education		40,408,126

	Hospital (1.8%)
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,445,000	5.500%, 05/15/28	NR/A-/NR	1,476,804
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,045,680

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
$3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	$3,248,010
	Total Hospital		5,770,494

	Housing (0.0%)
	Colorado Housing and Finance
	Authority, Multi-Family Project
	C1-II Series A-2
115,000	5.400%, 10/01/29	Aa2/AA+/NR	117,276

	Lease (8.5%)
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,326,029
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,618,875
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,052,992
	Colorado Educational & Cultural
	Facilities Authority, Ave Maria
	School Project Refund
1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	1,004,510
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,281,670
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,771,817
	Colorado State Higher Education
	Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,074,306
	Denver, Colorado City & County COP
	(Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,301,760
	Douglas County, Colorado COP
	(Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,865,458

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	El Paso County, Colorado COP
	(Judicial Complex Project)
$1,085,000	4.500%, 12/01/26 AMBAC Insured	NR/AA/NR	$1,090,588
	Foothills Park and Recreation District,
	Colorado COP Refunding
	& Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,643,318
	Jefferson County, Colorado School
	District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/A+/NR	1,186,720
	Rangeview Library District Project,
	Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	2,984,601
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,607,088
	Total Lease		26,809,732

	Sales Tax (6.0%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,456,511
	Boulder, Colorado Open Space
	Capital Improvement Trust Fund
2,530,000	5.000%, 12/15/27	NR/AA/NR	3,071,471
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30†††	Aa3/NR/NR	1,222,590
	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,119,119
	Commerce City, Colorado Sales
	& Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	601,085
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	595,400
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,197,130
	Denver, Colorado City & County
	Dedicated Tax Refunding &
	Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,665,144
500,000	5.000%, 08/01/27	Aa3/AA-/AA	611,310

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Grand Junction, Colorado
	General Fund
$1,900,000	5.000%, 03/01/23	NR/AA/NR	$2,174,246
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,504,980
	Pueblo, Colorado Urban Renewal
	Authority, Refunding &
	Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,399,187
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,185,201
	Total Sales Tax		18,803,374

	Transportation (0.7%)
	Regional Transportation District,
	Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/AA-	2,363,400

	Water & Sewer (8.8%)
	Arapahoe, Colorado Water & Wastewater
	Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,590,772
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,225,448
	Aurora, Colorado Water Revenue
	Refunding, First Lien, Green Bonds
1,000,000	5.000%, 08/01/28	NR/AA+/AA+	1,228,920
	Broomfield, Colorado Sewer and
	Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,148,405
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,776,904
	Broomfield, Colorado Water
	Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,850,844

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Colorado Water Resource & Power
	Development Authority
$925,000	5.000%, 09/01/25	Aaa/AAA/AAA	$1,135,447
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,229,980
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,111,730
	Denver, Colorado City and County
	Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,067,685
	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,070,842
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,633,534
	Parker, Colorado Water & Sanitation
	District Water & Sewer
	Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,152,360
	Thornton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,214,300
	Westminster, Colorado Water &
	Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,428,122
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,856,761
	Total Water & Sewer		27,722,054
	Total Revenue Bonds		138,558,265

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (25.0%) ††	and Fitch	Value
	Pre-Refunded
	General Obligation Bonds (5.9%)
	Metropolitan District (1.6%)
	Fraser Valley, Colorado Metropolitan
	Recreational District
$1,875,000	5.000%, 12/01/25	NR/A/NR	$1,887,319
	Hyland Hills Metro Park & Recreation
	District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	880,959
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property
	Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,189,200
	Total Metropolitan District		4,957,478

	School Districts (4.3%)
	Adams & Arapahoe Counties,
	Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,629,800
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,719,668
	Boulder Larimer & Weld Counties,
	Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,570,635
	Denver, Colorado City & County
	School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,207,930
	El Paso County, Colorado School
	District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,510,740
	Gunnison Watershed, Colorado
	School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,075,276
	Total School Districts		13,714,049
	Total Pre-Refunded General
	Obligation Bonds		18,671,527

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Pre-Refunded Revenue Bonds (19.1%)
	Airport (0.3%)
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
$1,000,000	5.000%, 12/01/22	Baa2/NR/NR	$1,006,490

	Electric (1.3%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,834,461
	Colorado Springs, Colorado
	Utilities Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	905,318
	Colorado Springs, Colorado Utilities
	Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,245,479
	Total Electric		3,985,258

	Higher Education (5.6%)
	Adams State College, Colorado
	Auxiliary Facilities Improvement
	Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,066,840
	Colorado Educational & Cultural
	Facility Authority, University
	Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	848,377
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,815,684
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,522,177
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,621,218
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	945,289
	Mesa State College, Colorado
	Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26	NR/AA-/NR	2,011,140
	University of Colorado
	Enterprise System
2,000,000	5.000%, 06/01/27	Aa1/NR/AA+	2,130,400

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	University of Colorado Enterprise
	System Series A
$2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	$2,255,840
	Western State College, Colorado
	Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,276,360
	Western State College, Colorado, SHEIP.
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,084,913
	Total Higher Education		17,578,238

	Hospital (1.4%)
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/BBB+	1,021,840
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project
450,000	5.250%, 06/01/19	Baa2/BBB/NR	451,071
290,000	5.250%, 06/01/21	Baa2/BBB/NR	290,690
575,000	5.250%, 06/01/24	Baa2/BBB/NR	576,368
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC
	Insured	NR/AA/A+	2,131,940
	Total Hospital		4,471,909

	Lease (7.8%)
	Adams 12 Five Star Schools, Colorado
	COP
1,770,000	4.625%, 12/01/24	Aa3/A/NR	1,844,074
500,000	5.000%, 12/01/25	Aa3/A/NR	523,085
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,673,872
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,257,132
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,207,380
	Colorado State Higher Education
	Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,136,650

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Lease (continued)
	Denver, Colorado City and County
	COP (Botanical Gardens)
$2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	$2,113,836
	Douglas County, Colorado School
	District No. RE-1 Douglas & Elbert
	Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,231,394
	El Paso County, Colorado COP
	(Judicial Complex Project)
735,000	4.500%, 12/01/26 AMBAC Insured	NR/NR/NR*	739,182
	Garfield County, Colorado COP
	Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,091,940
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,056,898
	Pueblo, Colorado COP
	(Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,254,413
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,315,417
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,047,700
	Total Lease		24,492,973

	Sales Tax (1.4%)
	Denver, Colorado City & County
	Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	NR/AA/NR	4,320,960

	Water & Sewer (0.3%)
	Erie, Colorado Water Enterprise
	Revenue, Series A
735,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	739,829
265,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	266,741
	Total Water & Sewer		1,006,570

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value
	Miscellaneous Revenue (1.0%)
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Kent
	Denver School Project
$1,000,000	5.000%, 10/01/30	NR/A/NR	$1,077,760
	Colorado Educational & Cultural
	Facility Authority, Independent
	School Revenue Refunding, Vail
	Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,043,551
	Total Miscellaneous Revenue		3,121,311
	Total Pre-Refunded Revenue Bonds		59,983,709
	Total Pre-Refunded Bonds		78,655,236
	Total Investments
	(cost $291,229,662 - note 4)	96.2%	303,373,156
	Other assets less liabilities	3.8	11,912,250
	Net Assets	100.0%	$315,285,406

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody’s or AAA of S&P or Fitch	2.0%
Pre-refunded Bonds††	25.9
Aa of Moody’s or AA of S&P or Fitch	58.2
A of Moody’s or S&P or Fitch	12.3
Baa of Moody’s or BBB of S&P or Fitch	1.1
Not Rated*	0.5
100.0%

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC - Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificate of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (unaudited)

ASSETS
Investments at value (cost $291,229,662)	$303,373,156
Cash	13,882,822
Interest receivable	3,854,054
Receivable for Fund shares sold	35,778
Other assets	23,890
Total assets	321,169,700
LIABILITIES
Payable for investment securities purchased	5,398,105
Payable for Fund shares redeemed	185,231
Management fee payable	124,942
Dividends payable	122,870
Distribution and service fees payable	1,540
Accrued expenses payable	51,606
Total liabilities	5,884,294

NET ASSETS	$315,285,406
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$298,201
Additional paid-in capital	304,749,411
Net unrealized appreciation on investments (note 4)	12,143,494
Accumulated net realized loss on investments	(1,917,204)
Undistributed net investment income	11,504
	$315,285,406
CLASS A
Net Assets	$210,368,745
Capital shares outstanding	19,907,935
Net asset value and redemption price per share	$10.57
Maximum offering price per share (100/96 of $10.57)	$11.01
CLASS C
Net Assets	$18,671,419
Capital shares outstanding	1,771,142
Net asset value and offering price per share	$10.54
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.54	*
CLASS Y
Net Assets	$86,245,242
Capital shares outstanding	8,141,028
Net asset value, offering and redemption price per share	$10.59

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2017 (unaudited)

Investment Income:

Interest income		$5,044,806

Expenses:

Management fee (note 3)	$790,481
Distribution and service fees (note 3)	152,678
Legal fees	63,048
Transfer and shareholder servicing agent fees	55,472
Trustees’ fees and expenses (note 7)	47,025
Shareholders’ reports	16,394
Registration fees and dues	13,760
Auditing and tax fees	11,158
Insurance	6,523
Chief compliance officer services (note 3)	5,572
Custodian fees	3,830
Miscellaneous	19,935
Total expenses	1,185,876

Management fees waived (note 3)	(31,619)
Net expenses		1,154,257
Net investment income		3,890,549

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	12,408
Change in unrealized appreciation on
investments	1,621,035
Net realized and unrealized gain (loss) on
investments		1,633,443
Net change in net assets resulting from
operations		$5,523,992

See accompanying notes to financial statements.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$3,890,549	$8,168,079
Net realized gain (loss) from
securities transactions	12,408	(549,694)
Change in unrealized
appreciation on investments	1,621,035	(9,310,092)
Change in net assets from
operations	5,523,992	(1,691,707)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,636,483)	(5,576,464)

Class C Shares:
Net investment income	(155,019)	(372,879)

Class Y Shares:
Net investment income	(1,090,540)	(2,181,185)
Change in net assets from
distributions	(3,882,042)	(8,130,528)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	22,198,664	50,928,582
Reinvested dividends and
distributions	2,974,261	6,311,146
Cost of shares redeemed	(23,759,074)	(59,373,328)
Change in net assets from
capital share transactions	1,413,851	(2,133,600)
Change in net assets	3,055,801	(11,955,835)

NET ASSETS:
Beginning of period	312,229,605	324,185,440
End of period*	$315,285,406	$312,229,605
*Includes undistributed net investment income of:	$11,504	$2,997

See accompanying notes to financial statements.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	303,373,156
Level 3 – Significant Unobservable Inputs	—
Total	$303,373,156

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses,which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased additional paid-in capital by $55,212, decreased accumulated net realized loss on investment by $169,140 and decreased undistributed net investment income by $113,928. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2018 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2017, the Fund incurred management fees of $790,481 of which $31,619 was waived under the contractual fee waiver.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2018 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Fund’s Distribution Plan applicable to Class A Shares permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $52,693 of which the Distributor retained $2,330.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $74,989. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $24,996. The total of these payments with respect to Class C Shares amounted to $99,985 of which the Distributor retained $24,598.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $59,655 of which the Distributor received $11,362.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $10,758,502 and $10,250,000, respectively.

     At September 30, 2017, the aggregate tax cost for all securities was $291,209,721. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,531,363 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $367,928 for a net unrealized appreciation of $12,163,435.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations. At September 30, 2017, the Fund had all of its net assets invested in the securities of Colorado issuers.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	773,039	$8,204,011	1,766,840	$18,957,926
Reinvested dividends and
distributions	202,518	2,149,620	431,654	4,617,221
Cost of shares redeemed	(892,530)	(9,469,955)	(2,716,230)	(28,965,067)
Net change	83,027	883,676	(517,736)	(5,389,920)
Class C Shares:
Proceeds from shares sold	53,300	563,758	374,992	4,023,895
Reinvested dividends and
distributions	12,884	136,384	30,223	322,724
Cost of shares redeemed	(268,137)	(2,838,307)	(692,645)	(7,392,606)
Net change	(201,953)	(2,138,165)	(287,430)	(3,045,987)
Class Y Shares:
Proceeds from shares sold	1,264,049	13,430,895	2,599,275	27,946,761
Reinvested dividends and
distributions	64,764	688,257	127,800	1,371,201
Cost of shares redeemed	(1,077,029)	(11,450,812)	(2,159,437)	(23,015,655)
Net change	251,784	2,668,340	567,638	6,302,307
Total transactions in Fund
shares	132,858	$1,413,851	(237,528)	$(2,133,600)

7. Trustees’ Fees and Expenses

     At the September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $40,364. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $6,661.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2017, the Fund had capital loss carryover of $1,929,612 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. During the fiscal year ended March 31, 2017, the Fund utilized $55,212 of capital loss carry forward.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$8,130,528	$8,382,732
Ordinary income	—	—
	$8,130,528	$8,382,732

     As of March 31, 2017 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$116,145
Unrealized appreciation	10,525,729
Accumulated net loss on investments	(1,929,612)
Other temporary differences	(116,418)
$8,595,844

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended							Three Months		Year
	9/30/17		Year Ended March 31,					Ended		Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		12/31/12
Net asset value, beginning of period	$10.51		$10.83	$10.80	$10.45	$10.80		$10.89		$10.63
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.31	0.32	0.32		0.08		0.35
Net gain (loss) on securities (both
realized and unrealized)	0.07		(0.33)	0.03	0 35	(0.35)		(0.09)		0.26
Total from investment operations	0.20		(0.05)	0.34	0.67	(0.03)		(0.01)		0.61
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.27)	(0.31)	(0.32)	(0.32)		(0.08)		(0.35)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.27)	(0.31)	(0.32)	(0.32)		(0.08)		(0.35)
Net asset value, end of period	$10.57		$10.51	$10.83	$10.80	$10.45		$10.80		$10.89
Total return (not reflecting sales charge)	1.84	%(2)	(0.44)%	3.20%	6.52%	(0.20)%		(0.10	)%(2)	5.85%
Ratios/supplemental data
Net assets, end of period (in millions)	$210		$208	$220	$202	$209		$233		$240
Ratio of expenses to average net assets	0.68	%(3)	0.68%	0.67%	0.73%	0.74	%(4)	0.70	%(3)	0.71%
Ratio of net investment income to
average net assets	2.51	%(3)	2.57%	2.89%	3.04%	3.09	%(4)	2.98	%(3)	3.27%
Portfolio turnover rate	3	%(2)	11%	10%	8%	4%		2	%(2)	15%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.69%	0.75%	0.76	%(4)	0.72	%(3)	0.73%
Ratio of net investment income to
average net assets	2.49	%(3)	2.55%	2.87%	3.02%	3.07	%(4)	2.96	%(3)	3.26%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.72% and 3.11%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended							Three Months		Year
	9/30/17		Year Ended March 31,					Ended		Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		12/31/12
Net asset value, beginning of period	$10.49		$10.80	$10.78	$10.43	$10.78		$10.87		$10.61
Income (loss) from investment operations:
Net investment income(1)	0.08		0.17	0.21	0.22	0.22		0.05		0.25
Net gain (loss) on securities (both
realized and unrealized)	0.05		(0.31)	0.02	0 35	(0.35)		(0.09)		0.26
Total from investment operations	0.13		(0.14)	0.23	0.57	(0.13)		(0.04)		0.51
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.17)	(0.21)	(0.22)	(0.22)		(0.05)		(0.25)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.08)		(0.17)	(0.21)	(0.22)	(0.22)		(0.05)		(0.25)
Net asset value, end of period	$10.54		$10.49	$10.80	$10.78	$10.43		$10.78		$10. 87
Total return (not reflecting CDSC)	1.26	%(2)	(1.29)%	2.18%	5.52%	(1.15)%		(0.33	)%(2)	4.86%
Ratios/supplemental data
Net assets, end of period (in millions)	$19		$21	$24	$26	$28		$37		$38
Ratio of expenses to average net assets	1.63	%(3)	1.62%	1.62%	1. 68%	1.68	%(4)	1.65	%(3)	1.66%
Ratio of net investment income to
average net assets	1.55	%(3)	1.62%	1.94%	2. 09%	2.14	%(4)	2.03	%(3)	2.31%
Portfolio turnover rate	3	%(2)	11%	10%	8%	4%		2	%(2)	15%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.65	%(3)	1.64%	1.64%	1.70%	1.70	%(4)	1.67	%(3)	1.68%
Ratio of net investment income to
average net assets	1.54	%(3)	1.60%	1.92%	2.07%	2.12	%(4)	2.01	%(3)	2.30%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.67% and 2.16%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended							Three Months		Year
	9/30/17		Year Ended March 31,					Ended		Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		12/31/12
Net asset value, beginning of period	$10.54		$10.86	$10.83	$10.47	$10. 83		$10.92		$10.66
Income (loss) from investment operations:
Net investment income(1)	0.14		0.28	0.32	0.33	0.33		0.08		0.36
Net gain (loss) on securities (both
realized and unrealized)	0.05		(0.32)	0.02	0.36	(0.36)		(0.09)		0.26
Total from investment operations	0.19		(0.04)	0.34	0.69	(0.03)		(0.01)		0.62
Less distributions (note 10):
Dividends from net investment income	(0.14)		(0.28)	(0.31)	(0.33)	(0.33)		(0.08)		(0.36)
Distributions from capital gains	—		—	—	—	—		—		—
Total distributions	(0.14)		(0.28)	(0.31)	(0.33)	(0.33)		(0.08)		(0.36)
Net asset value, end of period	$10.59		$10.54	$10.86	$10.83	$10.47		$10.83		$10.92
Total return	1.77	%(2)	(0.38)%	3.24%	6. 66%	(0.24)%		(0.08	)%(2)	5.89%
Ratios/supplemental data
Net assets, end of period (in millions)	$86		$83	$79	$62	$45		$57		$50
Ratio of expenses to average net assets	0.63	%(3)	0.63%	0.62%	0. 68%	0.68	%(4)	0.65	%(3)	0.66%

Ratio of net investment income to
average net assets	2.56	%(3)	2.62%	2.94%	3. 08%	3.14	%(4)	3.03	%(3)	3.31%
Portfolio turnover rate	3	%(2)	11%	10%	8%	4%		2	%(2)	15%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.65	%(3)	0.65%	0.64%	0.70%	0.70	%(4)	0.67	%(3)	0.68%
Ratio of net investment income to
average net assets	2.54	%(3)	2.60%	2.92%	3.06%	3.12	%(4)	3.01	%(3)	3.30%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.16%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

29 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.84%	$1,000.00	$1,018.40	$3.44
Class C	1.26%	$1,000.00	$1,012.60	$8.22
Class Y	1.77%	$1,000.00	$1,017.70	$3.19

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.68%, 1.63% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.66	$3.45
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)	Expenses are equal to the annualized expense ratio of 0.68%, 1.63% and 0.63% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $8,130,528 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

32 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 21, 2017 and in person on September 16, 2017 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At the meeting held on September 16, 2017, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

33 | Aquila Tax-Free Fund of Colorado

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A Shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four Colorado intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one-year period ended June 30, 2017, but lower than the average annual total returns of the funds in the Peer Group for the three, five and ten-year periods ended June 30, 2017. However, the Trustees considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2017 and higher than the average annual total return of the benchmark index for the three and five-year periods ended June 30, 2017, but lower than the average annual total return of the benchmark index for the one and ten-year periods ended June 30, 2017. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

34 | Aquila Tax-Free Fund of Colorado

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the second and third quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017, respectively. The Trustees further noted that the Fund’s Sharpe ratio was in the first and second quintile for the three and five-year periods ended June 30, 2017, respectively, when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and lower duration.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average and equal to the median contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to approximately $2 billion in assets.

     The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

35 | Aquila Tax-Free Fund of Colorado

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Sub-Adviser has agreed to waive a portion of its sub-advisory fees and to include breakpoints in its fee schedule based on the size of the Fund. In addition, it was noted that the Manager had contractually agreed to waive its fees to the extent necessary in order to pass the benefits of the breakpoints in the sub-advisory fee schedule and the Sub-Adviser’s fee waiver under the Sub-Advisory Agreement to the shareholders of the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

36 | Aquila Tax-Free Fund of Colorado

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

37 | Aquila Tax-Free Fund of Colorado

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Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

1550 Market Street, Suite 300

Denver, Colorado 80202

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Craig T. DiRuzzo, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2017

Aquila Tax-Free Fund For Utah “Keeping Your Portfolio In Line With Your Investment Goals” Serving Utah investors since 1992

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

     The desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances.

     For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/ her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

Investment A	$500	50%
Investment B	$500	50%

 Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$550	52%
Investment B	$500	48%

 Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

     Thank you for your continued inclusion of Aquila Tax-Free Fund For Utah as part of your portfolio of investments.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (15.7%)	and Fitch	Value

	City and County (5.7%)
	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,166,330
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,467,826
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,085,050
	Henderson, Nevada Refunding
	Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,158,630
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	882,487
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	861,885
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,049,970
	Matanuska-Susitna Borough, Alaska
1,000,000	4.500%, 07/01/30	NR/AA+/AA	1,135,990
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,163,680
	Orem, Utah Refunding
900,000	0.250%, 12/01/17	NR/AA/AA+	898,956
	Provo City, Utah
760,000	4.000%, 01/01/22	Aa1/AA+/NR	845,120
1,825,000	4.000%, 01/01/23	Aa1/AA+/NR	2,061,137
	Reedy Creek, Florida
	Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,170,770
	Reno, Nevada, Capital
	Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,140,810
	Salt Lake City, Utah
1,000,000	5.000%, 06/15/22†††	Aaa/NR/NR	1,166,520
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,018,246
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,258,600
	Total City and County		23,532,007

1 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Hospital (0.3%)
	King County, Washington Public Hospital
	District No. 002, Refunding,
	Evergreen Healthcare
$1,000,000	5.250%, 12/01/28	Aa3/A+/NR	$1,114,020

	Local Public Property (0.3%)
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,142,090

	Public Schools (7.4%)
	Clark County, Nevada School
	District Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,151,900
	Davis County, Utah School District
	(School Board Guaranty Program)
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	5,025,946
	Duchesne County, Utah School
	District School Building (School
	Board Guaranty Program)
6,250,000	4.000%, 06/01/32	Aaa/NR/NR	6,803,125
	Eagle Pass, Texas Independent
	School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,779,486
	Lewis County, Washington School
	District No. 302 Chehalis (School
	Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,164,950
	Lewis & Thurston Counties, Washington
	School District No. 401 Centalia
	(School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,441,855
	Taylor, Texas Consolidated Independent
	School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,083,490
	Washington County, Utah School District
	(School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,493,872

2 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Public Schools (continued)
	Washington County, Utah School District
	(School Board Guaranty Program)
	(continued)
$3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	$3,629,949
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,232,500
	Wylie, Texas Independent School District
	Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	590,830
	Total Public Schools		30,397,903

	State (1.2%)
	Texas State Transportation Commission
	Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,181,190
	Texas State Transportation Commission
	Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,198,560
	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,200,300
	State of Utah
1,000,000	4.000%, 07/01/30	Aaa/AAA/AAA	1,138,140
	Total State		4,718,190

	Water and Sewer (0.8%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	858,322
	Las Vegas Valley, Nevada Water
	District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,350,420
	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	595,015
490,000	4.000%, 06/01/22	NR/AA/NR	550,113
	Total Water and Sewer		3,353,870
	Total General Obligation Bonds		64,258,080

3 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (66.0%)	and Fitch	Value

	Airport (2.6%)
	Broward County, Florida Airport
	System Refunding
$1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	$1,077,710
	Clark County, Nevada Passenger Facilities
	Charge Las Vegas-McCarran
	International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,621,650
	Miami-Dade County, Florida Aviation
	Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,851,746
	Salt Lake City, Utah Airport Revenue,
	Salt Lake City International Airport
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,226,630
1,500,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	1,798,065
700,000	5.000%, 07/01/30 Series B	A2/A+/NR	852,516
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	605,565
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,799,347
	Total Airport		10,833,229

	Charter Schools (8.8%)
	Utah State Charter School Finance
	Authority George Washington Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	499,285
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,649,670
	Utah State Charter School Finance
	Authority Good Foundations Academy
830,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	830,299
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,414
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,754
	Utah State Charter School Finance
	Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,449,438
	Utah State Charter School Finance
	Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,447,069

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Legacy Preparatory Academy
$405,000	4.000%, 04/15/22	NR/AA/NR	$443,989
440,000	4.000%, 04/15/24	NR/AA/NR	489,082
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,912,713
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,093,020
	Utah State Charter School Finance
	Authority Ogden Preparatory Academy
	(School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	515,052
505,000	4.000%, 10/15/23	NR/AA/NR	544,334
525,000	4.000%, 10/15/24	NR/AA/NR	560,999
	Utah State Charter School Finance
	Authority Providence Hall Elementary
	(School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,146,480
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,099,190
	Utah State Charter School Finance
	Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	556,860
	Utah State Charter School Finance
	Authority Venture Academy
360,000	0.500%, 10/15/19	NR/AA/NR	353,599
675,000	4.000%, 10/15/24	NR/AA/NR	726,617
855,000	5.000%, 10/15/29	NR/AA/NR	969,656
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,219,699
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,205,924
	Utah State Charter School Finance
	Authority Voyage Academy
1,465,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,488,909
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,463,814
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,814,141

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project (School Board Guaranty Program)
$740,000	5.000%, 10/15/29	NR/AA/NR	$826,121
700,000	5.000%, 10/15/36	NR/AA/NR	765,653
	Total Charter Schools		36,007,781

	Electric (7.6%)
	Clark County, Washington Public Utility
	District No. 001 Electric
	Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,030,005
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement
	Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,131,510
	Jacksonville Electric Authority, Florida
	Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	537,080
	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A2/A/A	1,558,185
1,000,000	5.000%, 05/15/36 Series A	A2/A/A	1,120,390
	Lower Colorado River Authority, Texas
	Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,172,380
	San Antonio, Texas Electric & Gas
	Revenue System
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,164,740
	Southeast Alaska Power Agency Electric
	Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,374,692
	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,979,578

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Electric (continued)
	Utah Associated Municipal Power System
	Revenue, Horse Butte Wind Project
$1,005,000	5.000%, 09/01/32 Series A	NR/A/A	$1,133,298
	Utah Associated Municipal Power System
	Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,257,960
1,000,000	5.000%, 04/01/25	NR/A-/A	1,126,920
6,375,000	5.000%, 04/01/26	NR/A-/A	7,170,983
	Utah Associated Municipal Power System
	Revenue, Veyo Heat Recovery Project.
795,000	5.000%, 03/01/30	NR/A/A	898,803
905,000	5.000%, 03/01/32	NR/A/A	1,012,967
745,000	5.000%, 03/01/34	NR/A/A	821,973
	Utah State Municipal Power Agency
	Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A	386,786
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A	3,450,870
	Wyoming Municipal Power Agency Power
	Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI
	Insured	A2/AA/NR	805,721
	Total Electric		31,134,841

	Higher Education (8.6%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,119,280
	Salt Lake County, Utah Westminster
	College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	726,922
720,000	5.000%, 10/01/20	NR/BBB/NR	785,110
790,000	5.000%, 10/01/22	NR/BBB/NR	886,135
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,256,241
955,000	5.000%, 10/01/28	NR/BBB/NR	1,080,124
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,070,588

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Salt Lake County, Utah Westminster
	College Project (continued)
$1,005,000	5.000%, 10/01/29	NR/BBB/NR	$1,124,243
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,167,790
	South Dakota Board of Regents, Housing
	& Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	590,850
	University of South Florida Financing Corp.,
	Florida COP Refunding Master Lease
	Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,150,670
	University of Wyoming Facilities
500,000	4.000%, 06/01/31	Aa2/NR/NR	540,650
	Utah State Board of Regents, Dixie
	State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,116,026
660,000	5.000%, 06/01/35 Series B AGMC
	Insured	NR/AA/NR	775,421
690,000	5.000%, 06/01/36 Series B AGMC
	Insured	NR/AA/NR	807,493
	Utah State Board of Regents Lease
	Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,107
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,143
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,251
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,336
	Utah State Board of Regents, Student
	Facilities System Revenue, Weber
	State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	916,995
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	246,120
	Utah State Board of Regents, University
	of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	616,150
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	619,957
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	697,224

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Utah State Board of Regents, University
	of Utah (continued)
$500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	$531,765
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,176,970
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,760,310
	Utah State Board of Regents, Utah
	State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,209,555
	Utah State Board of Regents, Utah Valley
	University Student Center Building Fee
	And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,496,558
	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,503,836
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,582,586
	Washington State Higher Education
	Facilities Authority Revenue, Whitman
	College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,360,566
	Total Higher Education		35,324,972

	Hospital (2.2%)
	Brevard County, Florida Health Facilities
	Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	845,932
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,116,638
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,069,240
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	572,162
	Miami-Dade County, Florida Public
	Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,161,180

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
$70,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	$71,609
65,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	66,494
	Riverton, Utah Hospital Revenue,
	Intermountain Health Care Health
	Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	990,863
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,357,445
880,000	5.000%, 05/15/28	Aa1/AA+/NR	983,726
500,000	5.000%, 05/15/29	Aa1/AA+/NR	557,260
	Total Hospital		8,792,549

	Housing (0.5%)
	Utah Housing Corporation Single
	Family Mortgage
65,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	66,788
435,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	449,686
85,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	87,197
230,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	236,364
1,240,000	4.000%, 01/01/36 Series D FHA
	Insured	Aa3/AA-/AA-	1,270,157
	Total Housing		2,110,192

	Local Public Property (11.0%)
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,219,766
241,000	5.500%, 08/01/29	A1/NR/NR	258,856
	Civicventures, Alaska Revenue Refunding,
	Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,145,200
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,137,630
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,133,120

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Clark County, Nevada Improvement District
	Special Local Improvement #128
	(Summerlin)
$490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	$493,739
	Downtown Redevelopment Authority
	Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,145,200
	Eagle Mountain, Utah Special
	Assessment Area
380,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	425,676
	Harris County, Texas Sports Refunding
	Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	576,790
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
245,000	5.000%, 11/01/29	NR/AA-/NR	269,216
	Houston, Texas Hotel Occupancy Tax
	and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,142,740
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,191,082
	Mesquite, Nevada New Special
	Improvement District
200,000	5.350%, 08/01/19	NR/NR/NR*	201,212
80,000	5.400%, 08/01/20	NR/NR/NR*	80,447
310,000	5.500%, 08/01/25	NR/NR/NR*	311,029
	Orange County, Florida Tourist
	Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,184,910
	Orem, Utah Special Assessment
155,000	7.750%, 11/01/25	NR/NR/NR*	155,322
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,057,605

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	Salt Lake City, Utah Local Building
	Authority Lease Revenue (continued)
$600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	$717,534
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	423,618
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	451,516
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,255,987
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	485,176
	Salt Lake City, Utah Mosquito Abatement
	District Local Building Authority
	Lease Revenue
730,000	5.000%, 02/15/29	Aa2/NR/NR	889,030
810,000	5.000%, 02/15/31	Aa2/NR/NR	970,664
	South Jordan, Utah Special Assessment
	(Daybreak Assessment Area No. 1)
1,360,000	4.000%, 11/01/27	NR/AA+/NR	1,523,567
1,725,000	4.000%, 11/01/28	NR/AA+/NR	1,913,249
1,485,000	4.000%, 11/01/30	NR/AA+/NR	1,621,962
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	574,585
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	565,910
	Unified Utah Fire Service Area Local
	Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,545,473
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,641,076
	Washington County, Utah Municipal
	Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	573,225
500,000	5.000%, 10/01/37	Aa3/NR/NR	561,960
	Weber County, Utah Special
	Assessment Summit Mountain Area
1,585,000	5.500%, 01/15/28	NR/AA-/NR	1,871,362
4,115,000	5.750%, 01/15/33	NR/AA-/NR	4,898,537

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Local Public Property (continued)
	West Jordan, Utah Municipal Building
	Authority Lease Revenue
$1,000,000	5.000%, 10/01/29	Aa3/NR/NR	$1,184,330
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,155,790
	West Valley City, Utah Municipal
	Building Authority Lease
	Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	973,440
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,174,980
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	861,897
	West Valley City, Utah Redevelopment
	Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA-/NR	2,145,658
	Total Local Public Property		45,110,066

	Public Schools (0.8%)
	Ogden City, Utah Municipal Building
	Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,519,903
	Uintah County, Utah School District
	Municipal Building Authority Lease
	Revenue Refunding
1,841,000	2.000%, 08/01/22	NR/NR/NR*	1,841,589
	Total Public Schools		3,361,492

	Sales Tax (5.1%)
	Central Puget Sound, Washington
	Regional Transit Authority Sales &
	Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,202,890
	Cottonwood Heights, Utah Sales
	Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,309,820
	Herriman City, Utah Sales & Franchise
	Tax Revenue Refunding
325,000	1.000%, 08/01/19 Series B	NR/AA-/NR	323,186

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Sales Tax (continued)
	Central Puget Sound, Washington
	Regional Transit Authority Sales &
	Use Tax Improvement & Refunding
$2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	$2,270,744
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,306,099
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,746,628
	Miami-Dade County, Florida Transit
	System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,154,430
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AAA	804,157
1,000,000	5.250%, 12/01/36	NR/AA-/AAA	1,161,480
	Salt Lake County, Utah Sales Tax Revenue
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,807,045
	South Jordan, Utah Redevelopment
	Agency Subordinated Sales Tax & Tax
	Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AAA	1,160,990
	Spanish Fork City, Utah Sales Tax
	Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,113,695
	Utah Transit Authority Sales Tax Revenue
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,088,830
	Utah Transit Authority Sales Tax Revenue
	Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	577,070
	West Valley City, Utah Sales Tax Revenue
	Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,635,795
	Total Sales Tax		20,662,859

	State Agency (2.3%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,355,726
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,148,250

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	State Agency (continued)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
	(continued)
$1,630,000	5.250%, 10/15/38	A2/AA-/NR	$1,899,423
1,000,000	5.500%, 10/15/30 Series A
	AGMC Insured	A2/AA/NR	1,146,680
1,475,000	5.250%, 10/15/33 Series A
	AGMC Insured	A2/AA/NR	1,667,193
	Utah State Building Ownership
	Authority Lease Revenue Refunding
	State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,201,510
	Total State Agency		9,418,782

	Transportation (5.7%)
	Clark County, Nevada Highway
	Improvement Revenue Indexed
	Fuel Tax & Subordinate Motor
	Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,366,980
500,000	5.000%, 07/01/36	Aa3/AA-/NR	587,160
	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A/NR	801,319
	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,193,390
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,326,860
	Utah Transit Authority Sales Tax
	Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,742,050
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,690,150
	Utah Transit Authority Sales Tax
	Revenue Refunding
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,126,730
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	248,381

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Washoe County, Nevada Highway
	Revenue Fuel Tax
$1,000,000	5.500%, 02/01/28	A1/A+/NR	$1,058,640
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,048,400
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,046,230
	Total Transportation		23,236,290

	Water and Sewer (10.8%)
	Central Utah Water Conservancy
	District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,243,856
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,124,450
	El Paso, Texas Water & Sewer
	Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,108,800
	Florida State Governmental Utility
	Authority Refunding Revenue Bonds
	(Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014
	AGMC Insured	A1/AA/NR	574,225
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,697,140
	Jordanelle, Utah Special Service District.
216,000	5.300%, 11/15/17	NR/NR/NR*	216,078
228,000	5.400%, 11/15/18	NR/NR/NR*	228,064
240,000	5.500%, 11/15/19	NR/NR/NR*	240,019
253,000	5.600%, 11/15/20	NR/NR/NR*	252,911
268,000	5.700%, 11/15/21	NR/NR/NR*	267,885
283,000	5.800%, 11/15/22	NR/NR/NR*	281,008
299,000	6.000%, 11/15/23	NR/NR/NR*	296,118
	Miami-Dade County, Florida Water and
	Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,208,310
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,649,925
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,144,990

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Mountain Regional Water Special
	Service District, Utah Water
	Revenue Refunding
$3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	$3,367,170
	Ogden City, Utah Sewer & Water
	Revenue Bonds
2,765,000	4.000%, 06/15/33	Aa3/AA-/NR	3,008,403
2,885,000	4.000%, 06/15/34	Aa3/AA-/NR	3,113,550
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,356,655
	Ogden City, Utah Storm Drain
	Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	592,440
	Okaloosa County, Florida Water and
	Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,174,220
	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,047,970
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,259,896
	Salt Lake City, Utah Public Utilities
	Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,186,870
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,653,540
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,172,100
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,150,380
	Sarasota, Florida Utility System
	Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,659,617
	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,002,428
	Utah Water Finance Agency Revenue
1,000,000	5.000%, 03/01/35	NR/AA-/AA	1,181,790

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer (continued)
	Utah Water Finance Agency Revenue
	(continued)
$1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	$1,645,000
	Weber Basin, Utah Water Conservancy
	District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	973,633
	West Harris County, Texas Regional
	Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	978,562
	Total Water and Sewer		44,058,003
	Total Revenue Bonds		270,051,056

	Pre-Refunded \
	Escrowed to Maturity Bonds (16.1%)††
	Pre-Refunded
	General Obligation Bonds (0.7%)
	Public Schools (0.5%)
	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/BBB+	513,695
	Granite School District, Utah, Salt Lake
	County School Building (School
	Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,136,850
	Total Public Schools		1,650,545

	Water and Sewer (0.2%)
	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	970,901
	Total Pre-Refunded General
	Obligation Bonds		2,621,446

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	Pre-Refunded \
	Escrowed to Maturity Revenue Bonds
	(15.4%)
	Charter Schools (0.7%)
	Utah State Charter School Finance
	Authority Davinci Academy,
	Refunding & Improvement
$1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	$1,184,300
	Utah County, Utah Charter School Revenue,
	Ronald Wilson Reagan Academy
750,000	5.750%, 02/15/22 Series A	NR/BB+/NR	763,080
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,018,350
	Total Charter Schools		2,965,730

	Electric (1.7%)
	Clark County, Washington Public Utility
	District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,087,140
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	368,852
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,849,563
	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	63,908
5,000	5.250%, 05/15/29	NR/NR/NR*	5,326
	San Antonio, Texas Electric & Gas
	Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,013,310
	Wyoming Municipal Power Agency
	Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	728,035
	Total Electric		7,116,134

	Higher Education (1.1%)
	Texas State University System
	Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/NR	2,038,700

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value
	Higher Education (continued)
	Utah State Board of Regents, University
	of Utah Hospital Revenue
$1,245,000	5.000%, 08/01/31	Aa2/AA/NR	$1,379,074
	Washington State Higher Education
	Facilities Authority Revenue,
	Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,005,936
	Total Higher Education		4,423,710

	Hospital (0.8%)
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	285,433
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
655,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	672,390
615,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	631,328
	Richmond, Indiana Hospital Authority,
	Reid Hospital Project
120,000	5.000%, 01/01/19 Series A ETM	NR/A-/NR	123,145
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp Hospital
	Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,038,047
70,000	5.250%, 08/15/25	NR/NR/NR*	78,028
	Washington State Health Care Facilities
	Authority Revenue, Refunding,
	Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	600,920
	Total Hospital		3,429,291

	Local Public Property (2.8%)
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,144,986
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,263,666

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value
	Local Public Property (continued)
	Salt Lake Valley, Utah Fire Service District
	Lease Revenue
$500,000	5.000%, 04/01/22	Aa2/NR/AA-	$509,990
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,700,439
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,021,210
	Uintah County, Utah Municipal Building
	Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	512,935
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,055,680
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,034,306
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,152,659
	Total Local Public Property		11,395,871

	Public Schools (0.7%)
	Tooele County, Utah Municipal Building
	Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,026,550
	Warsaw, Indiana Multi-School Building
	Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,823,040
	Total Public Schools		2,849,590

	Sales Tax (0.3%)
	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,160,040

	State Agency (0.4%)
	Utah State Building Ownership Authority
	Lease Revenue Refunding State
	Facilities Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,675,233

	Transportation (3.4%)
	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,521,359

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Utah Transit Authority Sales Tax Revenue
$2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	$2,056,200
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,028,100
6,920,000	5.000%, 06/15/36 AGMC Insured
	Series A	Aa2/AAA/NR	7,114,452
	Total Transportation		13,720,111

	Water and Sewer (3.5%)
	Utah Transit Authority Sales Tax Revenue
	Central Weber, Utah Sewer Improvement
	District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC
	Insured	NR/AA/AA	1,093,040
4,000,000	5.000%, 03/01/33 Series A AGMC
	Insured	NR/AA/AA	4,372,160
	Laredo, Texas Waterworks Sewer
	System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,581,269
	North Slope Borough, Alaska Service
	Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A/NR	1,143,850
1,000,000	5.250%, 06/30/28	NR/A/NR	1,143,850
15,000	5.250%, 06/30/34	NR/A/NR	17,158
985,000	5.250%, 06/30/34	NR/NR/NR*	1,126,692
	Ogden City, Utah Sewer & Water
	Revenue Bonds
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	769,118
	Orem, Utah Water & Storm Sewer
	Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,031,360
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	694,376
	Uintah Water Conservancy District,
	Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,474,732
	Total Water and Sewer		14,447,605

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2017 (unaudited)

		Rating
	Pre-Refunded \Escrowed to Maturity	Moody’s, S&P
Shares	Bonds (continued)	and Fitch	Value

	Total Pre-Refunded\Escrowed to
	Maturity Revenue Bonds		$63,183,315
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		65,804,761
	Total Municipal Bonds (cost $384,720,655)		400,113,897

	Short-Term Investment (1.2%)
	Dreyfus Treasury & Agency Cash
	Management - Institutional Shares,
4,970,710	0.89%** (cost $4,970,710)	Aaa-mf/AAAm/NR	4,970,710
	Total Investments
	(cost $389,691,365 - note 4)	99.0%	405,084,607
	Other assets less liabilities	1.0	4,286,523
	Net Assets	100.0%	$409,371,130

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P and Fitch	11.0%
Pre-Refunded bonds\ ETM bonds††	16.4
Aa of Moody’s or AA of S&P and Fitch.	52.5
A of Moody’s or S&P and Fitch	12.7
BBB of S&P	2.5
Not Rated*	4.9
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF - Permanent School Fund

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (unaudited)

ASSETS
Investments at value (cost $389,691,365)	$405,084,607
Interest receivable	5,334,176
Receivable for Fund shares sold	974,662
Other assets	29,775
Total assets	411,423,220
LIABILITIES
Payable for investment securities purchased	1,167,990
Payable for Fund shares redeemed	511,333
Management fee payable	157,857
Dividends payable	119,379
Distribution and service fees payable	3,119
Accrued expenses payable	92,412
Total liabilities	2,052,090

NET ASSETS	$409,371,130
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$394,421
Additional paid-in capital	394,697,534
Net unrealized appreciation on investments (note 4)	15,393,242
Accumulated net realized loss on investments	(1,274,368)
Undistributed net investment income	160,301
	$409,371,130
CLASS A
Net Assets	$209,470,582
Capital shares outstanding	20,199,088
Net asset value and redemption price per share	$10.37
Maximum offering price per share (100/96 of $10.37)	$10.80
CLASS C
Net Assets	$69,691,853
Capital shares outstanding	6,726,695
Net asset value and offering price per share	$10.36
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.36	*
CLASS Y
Net Assets	$130,208,695
Capital shares outstanding	12,516,289
Net asset value, offering and redemption price per share	$10.40

See accompanying notes to financial statements.

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2017 (unaudited)

Investment Income:

Interest income		$7,101,958

Expenses:

Management fee (note 3)	$1,021,674
Distribution and service fees (note 3)	570,292
Transfer and shareholder servicing agent fees	88,839
Legal fees	66,808
Trustees’ fees and expenses (note 6)	56,632
Fund accounting fees	29,213
Shareholders’ reports	20,650
Registration fees and dues	16,362
Auditing and tax fees	12,048
Insurance	8,784
Custodian fees	5,566
Chief compliance officer services (note 3)	4,990
Miscellaneous	22,967
Total expenses	1,924,825

Management fee waived (note 3)	(46,790)
Net expenses		1,878,035
Net investment income		5,223,923

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(893)
Change in unrealized appreciation on
investments	4,285,670

Net realized and unrealized gain (loss) on
investments		4,284,777
Net change in net assets resulting from operations		$9,508,700

See accompanying notes to financial statements.

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$5,223,923	$10,381,488
Net realized gain (loss) from
securities transactions	(893)	(1,387,413)
Change in unrealized appreciation
on investments	4,285,670	(11,113,808)
Change in net assets from
operations	9,508,700	(2,119,733)
DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,778,608)	(5,657,654)
Net realized gain on investments		(185,878)
Class C Shares:
Net investment income	(659,271)	(1,335,717)
Net realized gain on investments		(63,949)
Class Y Shares:
Net investment income	(1,784,395)	(3,343,546)
Net realized gain on investments		(103,464)
Change in net assets from
distributions	(5,222,274)	(10,690,208)
CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	37,445,222	109,359,793
Reinvested dividends and
distributions	4,326,628	8,817,165
Cost of shares redeemed	(44,573,131)	(104,237,053)
Change in net assets from
capital share transactions	(2,801,281)	13,939,905
Change in net assets	1,485,145	1,129,964
NET ASSETS:
Beginning of period	407,885,985	406,756,021

End of period*	$409,371,130	$407,885,985
*Includes undistributed net investment income of:	$160,301	$158,652

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund For Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

28 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$4,970,710
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	400,113,897
Level 3 – Significant Unobservable Inputs	—
Total	$405,084,607

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

29 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2017, the Fund decreased undistributed net investment income by $120,876 and decreased accumulated net realized loss on investments by $120,876. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for a Class A Shares, 1.64% for Class C Shares and 0.64% for Class Y Shares through September 30, 2018. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2017, the Fund incurred management fees of $1,021,674 of which $46,790 was waived.

30 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $210,922, of which the Distributor retained $7,311.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2017, these payments amounted to $269,527. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $89,843. The total of these payments with respect to Class C Shares amounted to $359,370, of which the Distributor retained $86,257.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $140,254, of which the Distributor received $11,586.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $15,990,495 and $26,289,730, respectively.

     At September 30, 2017, the aggregate tax cost for all securities was $389,683,899. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,078,282 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $677,574, for a net unrealized appreciation of $15,400,708.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2017, the Fund had 69% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Trustees’ Fees and Expenses

     At September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $50,500. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $6,132.

32 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,239,664	$12,880,605	4,321,330	$45,173,897
Reinvested dividends
and distributions	217,456	2,259,655	450,961	4,710,251
Cost of shares redeemed	(1,781,395)	(18,505,867)	(5,138,059)	(53,227,093)
Net change	(324,275)	(3,365,607)	(365,768)	(3,342,945)
Class C Shares:
Proceeds from shares sold	636,825	6,605,785	1,955,188	20,642,889
Reinvested dividends
and distributions	54,232	562,985	113,860	1,187,226
Cost of shares redeemed	(1,050,529)	(10,897,683)	(2,047,110)	(21,366,348)
Net change	(359,472)	(3,728,913)	21,938	463,767
Class Y Shares:
Proceeds from shares sold	1,722,997	17,958,832	4,137,467	43,543,007
Reinvested dividends
and distributions	144,447	1,503,988	278,636	2,919,688
Cost of shares redeemed	(1,458,246)	(15,169,581)	(2,849,702)	(29,643,612)
Net change	409,198	4,293,239	1,566,401	16,819,083
Total transactions in Fund
shares	(274,549)	$(2,801,281)	1,222,571	$13,939,905

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2017, the Fund had a capital loss carryover of $1,273,475 which is short-term and has no expiration.

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     AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$10,222,326	$10,090,965
Ordinary Income	114,924	48,071
Capital Gains	352,958	226,111
	$10,690,208	$10,365,147

     As of March 31, 2017, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$250,523
Accumulated net realized loss on
investments	(1,273,475)
Unrealized appreciation	11,120,862
Other temporary differences	(105,161)
$9,992,749

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

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AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		6/30/12
Net asset value, beginning of period	$10.26		$10.56	$10.50	$10.10	$10.37		$10.27		$9.74
Income (loss) from investment operations:
Net investment income(1)	0.14		0 27	0.29	0.33	0.33		0.26		0.38
Net gain (loss) on securities (both
realized and unrealized)	0.11		(0.30)	0.06	0.40	(0.24)		0.10		0.53
Total from investment operations	0.25		(0.03)	0.35	0.73	0.09		0.36		0.91
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.26)	(0.28)	(0.32)	(0.33)		(0.26)		(0.38)
Distributions from capital gains	—		(0.01)	(0.01)	(0.01)	(0.03)		—		—
Total distributions	(0.14)		(0.27)	(0.29)	(0.33)	(0.36)		(0.26)		(0.38)
Net asset value, end of period	$10.37		$10.26	$10.56	$10.50	$10.10		$10.37		$10.27
Total return (not reflecting sales charge)	2.41	%(2)	(0.26)%	3.41%	7.34%	0.96%		3.48	%(2)	9.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$209		$211	$221	$205	$204		$257		$255
Ratio of expenses to average net assets	0.84	%(3)	0.84%	0.84%	0.84%	0.83%		0.83)	%(3)	0.83%
Ratio of net investment income to
average net assets	2.64	%(3)	2.54%	2.75%	3.14%	3.33%		3.28	%(3)	3.79%
Portfolio turnover rate	4	%(2)	23%	20%	16%	12%		20	%(2)	17%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.86	%(3)	0.86%	0.87%	0.91%	0.91	%(4)	0.88	%(3)	0.88%
Ratio of net investment income to
average net assets	2.61	%(3)	2.52%	2.72%	3.07%	3.26	%(4)	3.23	%(3)	3.74%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.86% and 3.31%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

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AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		6/30/12
Net asset value, beginning of period	$10.25		$10.55	$10.50	$10.10	$10.37		$10.27		$9.74
Income (loss) from investment operations:
Net investment income(1)	0.10		0.18	0.20	0.24	0.25		0.19		0.30
Net gain (loss) on securities (both
realized and unrealized)	0.11		(0.29)	0.06	0.41	(0.24)		0.11		0.53
Total from investment operations	0.21		(0.11)	0.26	0.65	0.01		0.30		0.83
Less distributions (note 9):
Dividends from net investment income	(0.10)		(0.18)	(0.20)	(0.24)	(0.25)		(0.20)		(0.30)
Distributions from capital gains	—		(0.01)	(0.01)	(0.01)	(0.03)		—		—
Total distributions	(0.10)		(0.19)	(0.21)	(0.25)	(0.28)		(0.20)		(0.30)
Net asset value, end of period	$10.36		$10.25	$10.55	$10.50	$10.10		$10.37		$10.27
Total return (not reflecting CDSC)	2.01	%(2)	(1.06)%	2.55%	6.49%	0.15%		2.86	%(2)	8.62%
Ratios/supplemental data
Net assets, end of period (in millions)	$70		$73	$75	$81	$81		$106		$96
Ratio of expenses to average net assets	1.64	%(3)	1.64%	1.64%	1.63%	1.63%		1.63	%(3)	1.63%
Ratio of net investment income to
average net assets	1.83	%(3)	1.74%	1.95%	2.34%	2.53%		2.47	%(3)	2.98%
Portfolio turnover rate	4	%(2)	23%	20%	16%	12%		20	%(2)	17%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.66	%(3)	1.66%	1.67%	1.71%	1.70	%(4)	1.67	%(3)	1.68%
Ratio of net investment income to
average net assets	1.81	%(3)	1.72%	1.92%	2.27%	2.46	%(4)	2.42	%(3)	2.93%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.66% and 2.50%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

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AQUILA TAX-FREE FUND FOR UTAH

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		6/30/12
Net asset value, beginning of period	$10.29		$10.59	$10.53	$10.13	$10.41		$10.30		$9.77
Income (loss) from investment operations:
Net investment income(1)	0.15		0.29	0.31	0.35	0.36		0.27		0.40
Net gain (loss) on securities (both
realized and unrealized)	0.11		(0.29)	0.06	0.40	(0.26)		0.11		0.53
Total from investment operations	0.26		—	0.37	0.75	0.10		0.38		0.93
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.29)	(0.30)	(0.34)	(0.35)		(0.27)		(0.40)
Distributions from capital gains	—		(0.01)	(0.01)	(0.01)	(0.03)		—		—
Total distributions	(0.15)		(0.30)	(0.31)	(0.35)	(0.38)		(0.27)		(0.40)
Net asset value, end of period	$10.40		$10.29	$10.59	$10.53	$10.13		$10.41		$10.30
Total return	2.51	%(2)	(0.05)%	3.61%	7.54%	1.07%		3.83	%(2)	9.69%
Ratios/supplemental data
Net assets, end of period (in millions)	$130		$125	$112	$100	$71		$88		$76
Ratio of expenses to average net assets	0.64	% (3)	0.64%	0.64%	0.63%	0.63%		0.63	%(3)	0.63%
Ratio of net investment income to
average net assets	2.84	% (3)	2.75%	2.95%	3.33%	3.53%		3.47	%(3)	3.98%
Portfolio turnover rate	4	%(2)	23%	20%	16%	12%		20	%(2)	17%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.66	%(3)	0.66%	0.67%	0.70%	0.70	%(4)	0.68	%(3)	0.68%
Ratio of net investment income to
average net assets	2.81	%(3)	2.73%	2.92%	3.26%	3.46	%(4)	3.43	%(3)	3.93%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.50%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

37 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period
Class A	2.41%	$1,000.00	$1,024.10	$4.26
Class C	2.01%	$1,000.00	$1,020.10	$8.31
Class Y	2.51%	$1,000.00	$1,025.10	$3.25

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

38 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.86	$4.26
Class C	5.00%	$1,000.00	$1,016.85	$8.29
Class Y	5.00%	$1,000.00	$1,021.86	$3.24

(1)	Expenses are equal to the annualized expense ratio of 0.84%, 1.64% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

39 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $10,222,326 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 95.6% of total dividends paid, were exempt-interest dividends; $352,958 of dividends paid by the Fund constituting 3.3% of total dividends paid were capital gains distributions; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

40 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 21, 2017 and in person on September 16, 2017 to review and discuss the contract review materials.   The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 16, 2017, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. James Thompson, Todd Curtis and Royden Durham as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the portfolio managers. They considered that Mr. Thompson, the Fund’s lead portfolio manager, is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

41 | Aquila Tax-Free Fund For Utah

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the three, five and ten-year periods ended June 30, 2017, but was lower than the average annual total return of the funds in the Peer Group for the one-year period ended June 30, 2017. The Trustees noted that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2017. They also considered that the Fund’s average annual total return was higher than the average annual total return of the benchmark index for the three, five and ten-year periods ended June 30, 2017, but was lower than the average annual total return of the benchmark index for the one-year period ended June 30, 2017. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the fourth and third quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017, respectively. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods ended June 30, 2017 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund in the State.

42 | Aquila Tax-Free Fund For Utah

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was higher than the average contractual advisory fee, and equal to the median contractual advisory fee, of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was only 0.01% higher than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $500 million in assets.

     The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, were lower than the average actual expenses of the funds in the Product Category for Expenses and only 0.01% higher than the average actual expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue waiving fees as necessary for the Fund to remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

43 | Aquila Tax-Free Fund For Utah

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees noted that the Manager continued to waive a portion of its fees and had been since the Fund’s inception. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

44 | Aquila Tax-Free Fund For Utah

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Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Todd W. Curtis, Senior Vice President

and Portfolio Manager

James T. Thompson, Vice President

and Lead Portfolio Manager

Royden P. Durham, Vice President

and Portfolio Manager

M. Kayleen Willis, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

Semi-Annual Report September 30, 2017

Aquila Tax-Free Trust of Arizona “Keeping Your Portfolio In Line With Your Investment Goals” Serving Arizona investors since 1986

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

     The desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances.

     For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

Investment A	$500	50%
Investment B	$500	50%

     Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$550	52%
Investment B	$500	48%

NOT A PART OF THE SEMI-ANNUAL REPORT

     Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

     Thank you for your continued inclusion of Aquila Tax-Free Trust of Arizona as part of your portfolio of investments.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (19.8%)	and Fitch	Value

	City (7.5%)
	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,231,000	6.250%, 01/01/29	NR/A-/NR	$1,357,818
	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AA	860,968
	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,699,500
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,204,470
	Flagstaff, Arizona
200,000	4.000%, 07/01/35	Aa2/AA/NR	214,320
	Flagstaff Improvement District
	(Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,544
	Gilbert, Arizona
1,000,000	5.000%, 07/01/32	Aaa/AA+/AAA	1,220,790
	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,061
	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	673,633
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,065,570
	Goodyear McDowell Road Commercial
	Corridor Improvement District
2,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	2,018,420
	Mesa, Arizona
1,000,000	4.000%, 07/01/29	Aa2/AA-/NR	1,126,220
	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	224,290
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	546,380
	Tempe, Arizona
2,245,000	4.000%, 07/01/22††††	Aa1/AAA/AAA	2,405,967
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,139,800
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,108,020
750,000	5.000%, 07/01/36	Aa1/AAA/AAA	890,535
670,000	5.000%, 07/01/37	Aa1/AAA/AAA	793,032
	Tempe Improvement District
	(Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,018,060

1 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City (continued)
	Tubac Fire District
$760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	$813,907
	Total City		21,767,305

	County (0.4%)
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,092,460

	School District (11.9%)
	Buckeye Union High School
	District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,135,770
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	580,260
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
500,000	5.000%, 07/01/28	Aa2/NR/NR	613,315
	Gila Co. Unified School District
	No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	413,024
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,169,800
	Glendale Union High School
	District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	607,278
980,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	1,063,486
	Maricopa Co. Elementary School
	District No. 1 (Phoenix)
550,000	5.000%, 07/01/25 AGMC Insured	NR/AA/NR	665,186
	Maricopa Co. Elementary School
	District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	286,860
500,000	5.000%, 07/01/30	Aa2/NR/NR	609,425
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	300,260
350,000	5.000%, 07/01/34	Aa1/AA/NR	405,639
	Maricopa Co. High School
	District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	567,945

2 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Maricopa Co. Unified School
	District No. 11 (Peoria)
$1,500,000	4.000%, 07/01/25	A2/AA-/NR	$1,627,320
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	755,865
575,000	5.000%, 07/01/36	NR/AA-/NR	672,577
	Maricopa Co. Unified School
	District No. 24 (Gila Bend)
260,000	5.500%, 07/01/22	NR/NR/NR*	260,250
	Maricopa Co. Unified School
	District No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,664,100
	Maricopa Co. Unified School
	District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,876,065
	Maricopa Co. Unified School
	District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,126,900
	Maricopa Co. Unified School
	District No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	568,039
	Maricopa Co. Unified School
	District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	551,165
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/A+/NR	2,583,762
	Maricopa Co. Unified School
	District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,457,313
	Maricopa Co. Unified School
	District No. 216 (Agua Fria)
1,000,000	5.000%, 07/01/29	Aa2/NR/NR	1,228,580
	Mohave Co. Unified School
	District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa3/NR/NR	577,075
	Navajo Co. Unified School
	District No. 2 (Joseph City)
640,000	5.000%, 07/01/18	A3/NR/NR	658,733

3 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Pima Co. Unified School
	District No. 6 (Marana)
$1,250,000	5.000%, 07/01/25	NR/A/NR	$1,399,000
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,096,034
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,107,630
	Pima Co. Unified School
	District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	783,713
	Pima Co. Unified School District
	No. 12 (Sunnyside)
500,000	4.000%, 07/01/25 AGMC Insured	NR/AA/NR	548,600
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,134,924
	Pinal Co. Elementary School
	District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	947,302
	Pinal Co. Unified School
	District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	557,735
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	689,332
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,293,060
	Yavapai Co. Elementary School District
	No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	814,572
	Total School District		34,397,894
	Total General Obligation Bonds		57,257,659

	Revenue Bonds (63.6%)
	Airport (3.7%)
	Phoenix Civic Improvement Corp.
	Airport Bonds
1,500,000	5.250%, 07/01/33	A1/A+/NR	1,657,920
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,233,216
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,451,550
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,137,990
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,030,890

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airport (continued)
	Phoenix Civic Improvement Corp.
	Airport Bonds (continued)
$1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	$1,029,300
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,062,097
	Total Airport		10,602,963

	Charter Schools (0.5%)
	Maricopa Co. Industrial Development
	Authority (Great Hearts Arizona Projects)
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	362,130
	Phoenix Industrial Development Authority
	(Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	535,395
	Phoenix Industrial Development
	Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	444,378
	Total Charter Schools		1,341,903

	Excise Tax (12.1%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	417,700
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,107,370
	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,517,068
	Cottonwood Pledged Revenue
	Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	593,690
500,000	4.000%, 07/01/27 BAMAC Insured	NR/AA/NR	564,010
	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	545,740
	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	218,332
	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AAA	474,187
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	907,715
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,334,650

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Glendale Senior Excise Tax
$1,000,000	5.000%, 07/01/32	A1/AA+/NR	$1,173,780
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,715,835
	Graham Co. Jail District Revenue
	Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,103,790
	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	290,295
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,628,466
	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,216,274
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,504,180
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,523,800
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,182,460
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,923,875
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,157,480
	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,722,825
	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,998,065
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	592,755
	Scottsdale Municipal Property Corp.
1,025,000	4.000%, 07/01/30	Aaa1/AAA/AAA	1,153,433
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,755,585
1,000,000	5.000%, 07/01/36	Aaa1/AAA/AAA	1,195,870
	Show Low Improvement District No. 6
105,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	105,314
	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	294,110
	Total Excise Tax		34,918,654

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (7.7%)
	Arizona Board of Regents
	(Arizona State University System)
$300,000	5.000%, 07/01/28	Aa3/AA/NR	$367,158
480,000	5.000%, 07/01/31	Aa3/AA/NR	578,621
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,137,060
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,137,060
	Arizona Board of Regents (Arizona State
	University System) Green Bonds
750,000	5.000%, 07/01/34	Aa3/AA/NR	891,120
1,975,000	5.000%, 07/01/38	Aa3/AA/NR	2,308,182
	Arizona Board of Regents
	(Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	656,615
250,000	5.000%, 06/01/38	A1/A+/NR	290,153
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,151,460
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,127,190
	Arizona Board of Regents (University of
	Arizona System) Speed Stimulus Plan for
	Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	598,445
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,736,025
	Arizona Board of Regents (University
	of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	475,576
460,000	5.000%, 06/01/31	Aa2/AA-/NR	523,972
	Arizona State University Speed Stimulus
	Plan for Economic & Educational
	Development
625,000	5.000%, 08/01/34	A1/AA-/NR	723,344
	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	733,018
	Glendale Industrial Development
	Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	649,650
	McAllister Academic Village (Arizona
	State University Hassayampa)
500,000	5.000%, 07/01/38	A1/AA-/NR	578,055

7 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
$1,445,000	5.000%, 08/01/38	A2/A/NR	$1,619,744
	Phoenix Industrial Development Authority
	(Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	565,685
	Phoenix Industrial Development Authority
	(Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,256,480
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,108,540
	Yuma/ La Paz Counties Community
	College District (Arizona Western
	College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,079,640
	Total Higher Education		22,292,793

	Hospital (9.2%)
	Arizona Health Facilities Authority
	(Banner Health)
4,000,000	5.000%, 01/01/44	NR/AA-/AA-	4,411,560
	Arizona Health Facilities Authority
	(Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A	1,576,725
2,000,000	5.250%, 03/01/39	A3/A/A	2,176,660
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
1,000,000	5.000%, 02/01/27	NR/BBB+/NR	1,093,740
775,000	5.000%, 02/01/30	NR/BBB+/NR	838,093
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,145,674
	Arizona Health Facilities Authority
	(Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,398,400
1,500,000	5.000%, 12/01/42	A2/NR/A	1,683,750
	Maricopa Co. Industrial Development
	Authority (Banner Health)
1,000,000	5.000%, 01/01/48 Mandatory Put
	10/18/24†††	NR/AA-/AA-	1,189,590

8 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare System)
$1,000,000	5.000%, 09/01/18	A2/NR/A	$1,034,690
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	815,528
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	566,200
500,000	5.250%, 10/01/26	NR/AA/NR	565,165
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional
	Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,099,790
675,000	5.000%, 08/01/34	Baa1/NR/BBB+	749,129
	Yuma Industrial Development Authority
	(Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,887,935
200,000	5.000%, 08/01/32	NR/A-/NR	223,736
	Total Hospital		26,456,365

	Lease (3.9%)
	Arizona Board of Regents (Northern
	Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	681,384
500,000	5.000%, 09/01/28	A2/A/NR	566,570
1,000,000	5.000%, 09/01/29	A2/A/NR	1,131,140
	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,245,400
	Cave Creek COP
170,000	5.750%, 07/01/19	NR/AA/NR	171,989
	Nogales Municipal Development
	Authority
500,000	4.000%, 06/01/36	NR/AA/NR	523,505
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,471,382
	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	572,115
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,619,370

9 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	State of Arizona COP Department
	Administration (continued)
$670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	$723,044
	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	597,530
	Total Lease		11,303,429

	Mortgage (4.1%)
	Eastmark Community Facilities
	District No. 1
345,000	4.000%, 07/15/33 AGMC Insured†††	NR/AA/NR	364,403
360,000	4.000%, 07/15/34 AGMC Insured†††	NR/AA/NR	378,407
	Estrella Mountain Ranch Community
	Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,151,950
	Festival Ranch Community
	Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,028,330
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,073,870
	Goodyear Community Facilities
	Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	538,740
500,000	4.000%, 07/15/32	A1/A-/NR	531,975
	Maricopa Co. Industrial Development
	Authority (Christian Care
	Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,146,850
	Marley Park Community
	Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured	NR/AA/NR	560,418
	Merrill Ranch Community
	Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	794,757
	Pima Co. Industrial Development
	Authority (Christian Care Senior
	Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,135,390

10 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Mortgage (continued)
	Scottsdale Waterfront Community
	Facilities District
$530,000	6.000%, 07/15/27 144A	NR/NR/NR*	$529,995
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	929,916
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,275
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	537,250
	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A+	596,468
	Total Mortgage		11,953,994

	Pollution Control (2.8%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
2,850,000	4.500%, 03/01/30	A3/A-/NR	3,109,606
	Coconino Co. Pollution Control,
	Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,107,520
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,079,510
	Pima Co. Industrial Development
	Authority, Pollution Control,
	Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/A-/NR	1,630,725
	Total Pollution Control		7,927,361

	Transportation (3.7%)
	Arizona Transportation Board Revenue
1,675,000	5.000%, 07/01/28	Aa1/AAA/NR	2,016,298
2,000,000	5.000%, 07/01/31	Aa1/AAA/NR	2,421,940
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,661,024
	Pima Co. Regional Transportation
	Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	582,515
	Total Transportation		10,681,777

11 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (9.9%)
	Arizona Power Authority
	(Hoover Dam Project)
$1,220,000	5.250%, 10/01/17	Aa1/AA/NR	$1,220,000
	Central Arizona Water Conservation
	District Water Delivery
	(Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	877,912
750,000	5.000%, 01/01/34	Aa2/AA+/AA	874,297
	Greater Arizona Development
	Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,273,632
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	574,300
505,000	5.000%, 08/01/22 NPFG Insured	A1/A/NR	506,419
	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,638,705
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,341,416
	Salt River Project Agricultural Improvement
	and Power Revenue
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,719,480
3,250,000	5.000%, 12/01/30	Aa1/AA/NR	3,738,020
5,000,000	5.000%, 12/01/31	Aa1/AA/NR	5,743,550
500,000	5.000%, 12/01/32	Aa1/AA/NR	597,415
1,000,000	5.000%, 01/01/33	Aa1/AA/NR	1,206,090
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,296,485
1,100,000	5.000%, 12/01/45	Aa1/AA/NR	1,269,059
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,645,630
	Total Utility		28,522,410

	Water/Sewer (6.0%)
	Avondale Water & Sewer Revenue
565,000	4.000%, 07/01/36	Aa2/AA/NR	601,437
	Gilbert Water Resource Municipal
	Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AA+	1,280,892
820,000	4.000%, 07/01/35	NR/AAA/AA+	879,368
	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,373,200
500,000	5.000%, 07/01/28	A1/AA/NR	573,170

12 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water/Sewer (continued)
	Goodyear Water and Sewer Revenue
$1,750,000	5.375%, 07/01/30	A2/A+/NR	$1,925,647
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	714,210
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	584,775
	Lake Havasu City Wastewater
	System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,126,940
	Phoenix Civic Improvement Corp.
	Wastewater Revenue
500,000	5.000%, 07/01/35	Aa2/AA+/NR	584,775
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,864,965
	Phoenix Civic Improvement Corp.
	Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,288,364
	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,178,850
250,000	5.000%, 07/01/35	Aa2/AA/AA	299,440
	Yuma Municipal Property Corp.
	Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	2,026,496
	Total Water/Sewer		17,302,529
	Total Revenue Bonds		183,304,178

	Pre-Refunded\Escrowed to
	Maturity Bonds (14.3%)††
	Pre-Refunded General
	Obligation Bonds (3.2%)
	County (0.7%)
	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,100,260

	School District (2.5%)
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,074,730
	Gila Co. Unified School District No. 10
	(Payson)
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,035,350

13 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded\ Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	School District (continued)
	Maricopa Co. Unified School
	District No. 89 (Dysart)
$1,500,000	6.000%, 07/01/28	NR/A+/NR	$1,555,800
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	514,905
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	A2/AA/NR	1,211,742
	Pima Co. Unified School District
	No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,114,660
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	658,835
	Total School District		7,166,022
	Total Pre-Refunded General Obligation Bonds		9,266,282

	Pre-Refunded\Escrowed to
	Maturity Revenue Bonds (11.1%)
	Excise Tax (1.4%)
	Goodyear Public Improvement Corp.
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,359,243
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A3/AA/NR	1,564,545
	Tempe Excise Tax
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,030,190
	Total Excise Tax		3,953,978

	Higher Education (0.7%)
	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,880,389

	Hospital (3.2%)
	Arizona Health Facilities Authority
	(Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	303,075

14 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded\ Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
$1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	$1,634,520
	Maricopa Co. Hospital Revenue
	(Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,718,610
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,555,907
	University Medical Center
	Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	993,156
500,000	6.000%, 07/01/39	NR/NR/NR*	583,010
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional
	Medical Center)
1,250,000	5.625%, 08/01/37 Baa1/NR/BBB+		1,296,675
	Total Hospital		9,084,953

	Lease (1.4%)
	Arizona School Facilities Board COP
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,122,400
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,037,400
	Total Lease		4,159,800

	Mortgage (0.0%)
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue (National Health Project)
140,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	141,527

	Transportation (1.7%)
	Arizona Transportation Board Revenue
4,350,000	5.250%, 07/01/24	Aa2/AA+/AA	4,834,155

	Utility (1.9%)
	Arizona Water Infrastructure
	Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,640,315

15 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal	Pre-Refunded\ Escrowed to Maturity	Moody’s, S&P
Amount	Bonds (continued)	and Fitch	Value

	Utility (continued)
	Greater Arizona Development
	Authority Revenue
$700,000	5.000%, 08/01/24	NR/A/NR	$723,135
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	287,158
	Salt River Project Agricultural
	Improvement and Power Revenue
910,000	5.000%, 01/01/25	Aa1/AA/NR	919,055
	Total Utility		5,569,663

	Water/Sewer (0.8%)
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,275,060
	Total Pre-Refunded\ Escrowed to
	Maturity Revenue Bonds		31,899,525
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		41,165,807
	Total Municipal Bonds
	(cost $268,917,466)		281,727,644

Shares	Short-Term Investment (1.9%)
5,398,100	Dreyfus Treasury & Agency
	Cash Management - Institutional Shares,
	0.89%** (cost $5,398,100)	Aaa-mf/AAAm/NR	5,398,100
	Total Investments
	(cost $274,315,566 - note 4)	99.6%	287,125,744
	Other assets less liabilities	0.4	1,249,689
	Net Assets	100.0%	$288,375,433

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	12.2%
Pre-refunded bonds/ETM Bonds ††	14.6
Aa of Moody’s or AA of S&P or Fitch	49.5
A of Moody’s or S&P or Fitch	18.0
Baa of Moody’s or BBB of S&P or Fitch	4.9
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

17 | Aquila Tax-Free Trust of Arizona

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SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

†††	Security purchased on a delayed delivery or when-issued basis.

††††	Security pledged as collateral for the Fund’s delayed delivery or when-issued commitments.

Note:	144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017 (unaudited)

ASSETS
Investments at value (cost $274,315,566)	$287,125,744
Interest receivable	3,291,613
Receivable for Fund shares sold	425,704
Other assets	22,255
Total assets	290,865,316
LIABILITIES
Payable for investment securities purchased	1,927,820
Payable for Fund shares redeemed	322,857
Management fee payable	95,229
Dividends payable	90,337
Distribution and service fees payable	3,042
Accrued expenses	50,598
Total liabilities	2,489,883

NET ASSETS	$288,375,433
Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$269,823
Additional paid-in capital	273,819,196
Net unrealized appreciation on investments (note 4)	12,810,178
Accumulated net realized gain on investments	1,156,026
Undistributed net investment income	320,210
	$288,375,433
CLASS A
Net Assets	$226,630,244
Capital shares outstanding	21,210,197
Net asset value and redemption price per share	$10.68
Maximum offering price per share (100/96 of $10.68)	$11.13
CLASS C
Net Assets	$16,894,639
Capital shares outstanding	1,581,507
Net asset value and offering price per share	$10.68
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.68	*
CLASS Y
Net Assets	$44,850,550
Capital shares outstanding	4,190,558
Net asset value, offering and redemption price per share	$10.70

See accompanying notes to financial statements.

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2017 (unaudited)

Investment Income:

Interest income		$5,093,527

Expenses:

Management fee (note 3)	$582,100
Distribution and service fees (note 3)	259,754
Legal fees	45,901
Trustees’ fees and expenses (note 7)	41,917
Transfer and shareholder servicing agent fees	38,055
Registration fees and dues	17,350
Shareholders’ reports	12,651
Auditing and tax fees	11,242
Insurance	6,381
Chief compliance officer services (note 3)	5,572
Custodian fees	3,984
Miscellaneous	20,132
Total expenses		1,045,039
Net investment income		4,048,488

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	538,045
Change in unrealized appreciation on
investments	2,174,733

Net realized and unrealized gain (loss) on
investments		2,712,778
Net change in net assets resulting from
operations		$6,761,266

See accompanying notes to financial statements.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017

OPERATIONS:
Net investment income	$4,048,488	$8,999,362
Net realized gain (loss) from
securities transactions	538,045	(440,758)
Change in unrealized
appreciation on investments	2,174,733	(10,270,785)
Change in net assets resulting
from operations	6,761,266	(1,712,181)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(3,170,753)	(6,952,815)
Net realized gain on investments	—	(327,959)
Class C Shares:
Net investment income	(168,006)	(367,791)
Net realized gain on investments	—	(24,053)
Class Y Shares:
Net investment income	(643,688)	(1,403,641)
Net realized gain on investments	—	(62,160)
Change in net assets from
distributions	(3,982,447)	(9,138,419)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	18,280,934	50,993,907
Reinvested dividends and
distributions	3,286,683	7,455,460
Cost of shares redeemed	(23,727,908)	(61,543,187)
Change in net assets from
capital share transactions	(2,160,291)	(3,093,820)

Change in net assets	618,528	(13,944,420)

NET ASSETS:
Beginning of period	287,756,905	301,701,325

End of period*	$288,375,433	$287,756,905

*Includes undistributed net investment income of:	$320,210	$254,169

See accompanying notes to financial statements.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Arizona (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business Trust and commenced operations on March 13, 1986. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

22 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2017:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$5,398,100
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	281,727,644
Level 3 – Significant Unobservable Inputs	—
Total	$287,125,744

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

23 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

f)	Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased accumulated net realized loss on investments $1,084,011 and decreased undistributed net investment income by $1,084,011. These reclassifications had no effect on net assets or net asset value per share.

i)	The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

24 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $172,010, of which the Distributor retained $16,366.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $65,808. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, these payments amounted to $21,936. The total of these payments with respect to Class C Shares amounted to $87,744, of which the Distributor retained $21,450.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Fund’s shares are sold primarily through the facilities of these financial intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $75,526, of which the Distributor received $13,478.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

25 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $22,960,773 and $27,018,819, respectively.

     At September 30, 2017, the aggregate tax cost for all securities was $274,004,341. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,628,426 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $507,023 for a net unrealized appreciation of $13,121,403.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2017, the Fund had all of its assets invested in the securities of Arizona issuers.

26 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	980, 611	$10,504,874	2,518,678	$27,433,478
Reinvested dividends and
distributions	245,108	2,626,129	556,265	6,011,800
Cost of shares redeemed	(1,605,254)	(17,207,357)	(3,580,661)	(38,572,655)
Net change	(379,535)	(4,076,354)	(505,718)	(5,127,377)
Class C Shares:
Proceeds from shares sold	130,545	1,392,331	392,156	4,269,234
Reinvested dividends and
distributions	13,763	147,392	31,579	341,055
Cost of shares redeemed	(183,860)	(1,969,803)	(478,384)	(5,187,928)
Net change	(39,552)	(430,080)	(54,649)	(577,639)
Class Y Shares:
Proceeds from shares sold	596,321	6,383,729	1,767,014	19,291,195
Reinvested dividends and
distributions	47,875	513,162	101,824	1,102,605
Cost of shares redeemed	(424,522)	(4,550,748)	(1,663,021)	(17,782,604)
Net change	219,674	2,346,143	205,817	2,611,196
Total transactions in Fund
shares	(199,413)	$(2,160,291)	(354,550)	$(3,093,820)

27 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

7. Trustees’ Fees and Expenses

     At September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $36,533. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $5,384.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

28 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$8,712,215	$9,000,717
Ordinary Income	12,032	89,349
Long-term capital gains	414,172	582,196
	$9,138,419	$9,672,262

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$275,931
Undistributed net realized gain on investments	617,981
Unrealized appreciation	10,696,011
Other temporary differences	(82,328)
$11,507,595

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

29 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12†
Net asset value, beginning of period	$10.58		$10.95	$10.98	$10.63	$10.97		$10.92		$10.37
Income from investment operations:
Net investment income(1)	0.15		0.32	0.37	0.38	0.38		0.29		0.41
Net gain (loss) on securities (both
realized and unrealized)	0.10		(0.36)	(0.03)	0.35	(0.34)		0.05		0.54
Total from investment operations	0.25		(0.04)	0.34	0.73	0.04		0.34		0.95
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.32)	(0.35)	(0.38)	(0.37)		(0.29)		(0.40)
Distributions from capital gains	—		(0.01)	(0.02)	—	(0.01)		—		—
Total distributions	(0.15)		(0.33)	(0.37)	(0.38)	(0.38)		(0.29)		(0.40)
Net asset value, end of period	$10.68		$10.58	$10.95	$10.98	$10.63		$10.97		$10.92
Total return (not reflecting sales charge)	2.35	%(2)	(0.42)%	3.20%	6.92%	0.49%		3.08	%(3)	9.29%
Ratios/supplemental data
Net assets, end of period (in millions)	$227		$229	$242	$234	$229		$265		$274
Ratio of expenses to average net assets	0.69	%(3)	0.70%	0.71%	0.73%	0.78	%(4)	0.73	%(3)	0.73%
Ratio of net investment income to
average net assets	2.81	%(3)	2.96%	3.36%	3.49%	3.59	%(4)	3.50	%(3)	3.78%
Portfolio turnover rate	8	%(2)	19%	10%	14%	10%		8	%(2)	17%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.64%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

30 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3/31/13†		6/30/12†
Net asset value, beginning of period	$10.58		$10.95	$10.98	$10.63	$10.97		$10.92		$10.37
Income from investment operations:
Net investment income(1)	0.11		0.23	0.28	0.29	0.29		0.22		0.31
Net gain (loss) on securities (both
realized and unrealized)	0.09		(0.37)	(0.03)	0.34	(0.34)		0.05		0.55
Total from investment operations	0.20		(0.14)	0.25	0.63	(0.05)		0.27		0.86
Less distributions (note 9):
Dividends from net investment income	(0.10)		(0.22)	(0.26)	(0.28)	(0.28)		(0.22)		(0.31)
Distributions from capital gains	—		(0.01)	(0.02)	—	(0.01)		—		—
Total distributions	(0.10)		(0.23)	(0.28)	(0.28)	(0.29)		(0.22)		(0.31)
Net asset value, end of period	$10.68		$10.58	$10.95	$10.98	$10.63		$10.97		$10.92
Total return (not reflecting CDSC)	1.92	%(2)	(1.26)%	2.34%	6.02%	(0.36)%		2.43	%(3)	8.36%
Ratios/supplemental data
Net assets, end of period (in millions)	$17		$17	$18	$18	$16		$24		$21
Ratio of expenses to average net assets	1.54	%(3)	1.55%	1.56%	1.58%	1.63	%(4)	1.57	%(3)	1.58%
Ratio of net investment income to
average net assets	1.96	%(3)	2.11%	2.51%	2.63%	2.74	%(4)	2.64	%(3)	2.91%
Portfolio turnover rate	8	%(2)	19%	10%	14%	10%		8	%(3)	17%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.58% and 2.79%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended 9/30/17		Year Ended March 31,					Nine Months Ended		Year Ended
	(unaudited)		2017	2016	2015	2014		3 /31/13†		6/30/12†
Net asset value, beginning of period	$10.60		$10.97	$11.00	$10.65	$10.99		$10.94		$10.39
Income from investment operations:
Net investment income(1)	0.16		0.34	0.38	0.40	0.40		0.30		0.42
Net gain (loss) on securities (both
realized and unrealized)	0.10		(0.37)	(0.02)	0.34	(0.34)		0.05		0.55
Total from investment operations	0.26		(0.03)	0.36	0.74	0.06		0.35		0.97
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.33)	(0.37)	(0.39)	(0.39)		(0.30)		(0.42)
Distributions from capital gains	—		(0.01)	(0.02)	—	(0.01)		—		—
Total distributions	(0.16)		(0.34)	(0.39)	(0.39)	(0.40)		(0.30)		(0.42)
Net asset value, end of period	$10.70		$10.60	$10.97	$11.00	$10.65		$10.99		$10.94
Total return	2.43	%(2)	(0.26)%	3.38%	7.07%	0.64%		3.20	%(3)	9.44%
Ratios/supplemental data
Net assets, end of period (in millions)	$45		$42	$41	$27	$20		$24		$16
Ratio of expenses to average net assets	0.54	%(3)	0.55%	0.56%	0.58%	0.63	%(4)	0.58	%(3)	0.58%
Ratio of net investment income to
average net assets	2.96	%(3)	3.11%	3.49%	3.63%	3.74	%(4)	3.64	%(3)	3.92%
Portfolio turnover rate	8	%(2)	19%	10%	14%	10%		8	%(3)	17%

 ____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.58% and 3.79%, respectively, for the year ended March 31, 2014.
†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.35%	$1,000.00	$1,023.50	$3.50
Class C	1.92%	$1,000.00	$1,019.20	$7.80
Class Y	2.43%	$1,000.00	$1,024.30	$2.74

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.69%, 1.54% and 0.54% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021. 61	$3.50
Class C	5.00%	$1,000.00	$1,017. 35	$7.79
Class Y	5.00%	$1,000.00	$1,022. 36	$2.74

(1)	Expenses are equal to the annualized expense ratio of 0.69%, 1.54% and 0.54% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

34 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Fund publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Fund. As such, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $8,712,215 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 95% of total dividends paid, were exempt-interest dividends, and $414,172 of dividends paid by the Fund constituting 4% of total dividends paid were capital gains; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

35 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 21, 2017 and in person on September 16, 2017 to review and discuss the contract review materials.   The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 16, 2017, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Messrs. Todd Curtis, James Thompson and Royden Durham as portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the portfolio managers. They considered that Mr. Curtis, the Fund’s lead portfolio manager, is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

36 | Aquila Tax-Free Trust of Arizona

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (six Arizona intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for each of the one, five and ten-year periods ended June 30, 2017 but lower than the average annual total return of the funds in the Peer Group for the three-year period ended June 30, 2017. The Trustees also considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2017, as well as the benchmark index for each of the three and five-year periods ended June 30, 2017, but lower than the average annual total return for the benchmark index for the one and ten-year periods ended June 30, 2017, respectively. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

37 | Aquila Tax-Free Trust of Arizona

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Fund’s standard deviation, a measure of volatility, was in the second quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017. The Trustees further noted that the Fund’s Sharpe ratio was in the first quintile for the three and five-year periods ended June 30, 2017 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which eight or more mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels).

     The Trustees noted that the Fund’s actual management fee was only 0.001% higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted that the Fund’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

38 | Aquila Tax-Free Trust of Arizona

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

39 | Aquila Tax-Free Trust of Arizona

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Board of Trustees
Thomas A. Christopher, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Todd W. Curtis, Senior Vice President and

Lead Portfolio Manager

Royden P. Durham, Vice President and

Portfolio Manager

James T. Thompson, Vice President and

Portfolio Manager

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Nirmal Rijhwani, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating  Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December , 2017

By:	/s/ Joseph P. DiMaggio
December , 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December , 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December , 2017

AQUILA MUNICIPAL TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.